--------------------------------------------------------------------------------
                                                       SEMI-ANNUAL REPORT
THE HIRTLE CALLAGHAN TRUST

                               December 31, 1997

We are pleased to present the December 31, 1997 semi-annual report for The Hirtle Callaghan Trust.

The Hirtle Callaghan Trust ("the Trust"), a diversified open-end management investment company, was organized by Hirtle, Callaghan & Co., Inc. to enhance Hirtle Callaghan's ability to acquire the services of independent, specialist money management organizations for the clients Hirtle Callaghan serves. The Trust currently offers five separate investment portfolios. Day-to-day portfolio management services are provided to each of the Trust's Portfolios by one or more independent money management organizations, selected by, and under the general supervision of, the Trust's Board of Trustees.

Shares of the Trust are available exclusively to investors who are clients of Hirtle Callaghan or clients of financial intermediaries, such as investment advisers, acting in a fiduciary capacity with investment discretion, that have established relationships with Hirtle Callaghan.

The Portfolios currently offered are listed below:



--------------------------------------------------------------------------------

  THE PORTFOLIOS

 THE VALUE EQUITY PORTFOLIO, seeks total return by investing in a
 --------------------------
 diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

 THE GROWTH EQUITY PORTFOLIO, seeks capital appreciation by
 ---------------------------
 investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

 THE SMALL CAPITALIZATION EQUITY PORTFOLIO, seeks capital
 -----------------------------------------
 appreciation by investing in a diversified portfolio of equity securities of small-capitalization companies.

 THE INTERNATIONAL EQUITY PORTFOLIO, seeks total return by investing
 ----------------------------------
 in a diversified portfolio of equity securities of companies based in developed countries other than the United States of America.

 THE LIMITED DURATION MUNICIPAL BOND PORTFOLIO, seeks current income
 ---------------------------------------------
 exempt from Federal income tax by investing in a diversified portfolio of relatively short duration municipal notes.
--------------------------------------------------------------------------------

THE HIRTLE CALLAGHAN TRUST
VALUE EQUITY PORTFOLIO
Portfolio of Investments -- December 31, 1997
(Unaudited)

                                  SECURITY                             VALUE
  SHARES                         DESCRIPTION                          (NOTE 2)
  ------                         -----------                          --------
           COMMON STOCKS -- 97.28%
           HOTCHKIS & WILEY
            PORTFOLIO -- 39.02%
           AEROSPACE/DEFENSE -- 0.63%
     7,000 Northrop Grumman Corp.................................   $    805,000
     1,626 Raytheon Co., Cl. A...................................         80,189
                                                                    ------------
                                                                         885,189
                                                                    ------------
           AUTO PARTS -- 0.41%
    11,000 Dana Corp.............................................        522,500
     2,566 Meritor Automotive....................................         54,046
                                                                    ------------
                                                                         576,546
                                                                    ------------
           AUTOMOBILE PRODUCTION -- 2.47%
    39,200 Ford Motor Co.........................................      1,908,550
    25,500 General Motors Corp...................................      1,545,938
                                                                    ------------
                                                                       3,454,488
                                                                    ------------
           BANKING -- 4.15%
    25,200 Ahmanson H.F. & Co....................................      1,686,825
    12,000 Comerica Inc..........................................      1,083,000
     6,500 First Chicago Corp....................................        542,750
    13,700 Keycorp...............................................        970,131
    12,400 Lincoln National Corp.................................        968,750
    18,000 Washington Federal Inc................................        565,875
                                                                    ------------
                                                                       5,817,331
                                                                    ------------
           CHEMICALS -- 1.20%
    10,000 Dow Chemical Co.......................................      1,015,000
    10,000 Eastman Chemical Co...................................        595,625
     2,950 Millenium Chemicals...................................         69,509
                                                                    ------------
                                                                       1,680,134
                                                                    ------------
           ELECTRONIC COMPONENTS & INSTRUMENTS -- 0.22%
    15,000 EG & G Inc............................................        312,187
                                                                    ------------
           ENVIRONMENTAL -- 0.24%
     9,106 Browning Ferris Industries............................        336,922
                                                                    ------------
           FINANCIAL SERVICES -- 2.49%
     6,500 Beneficial Corp.......................................        540,313
    16,500 Fannie Mae............................................        941,531
    22,990 First Union...........................................      1,178,238
     4,000 Harleysville Group Inc................................         96,000
    11,400 Washington Mutual.....................................        727,462
                                                                    ------------
                                                                       3,483,544
                                                                    ------------
           FURNITURE/APPLIANCES -- 0.81%
    20,700 Whirlpool Corp........................................      1,138,500
                                                                    ------------
           HOLDING COMPANIES --
            DIVERSIFIED -- 0.71%
     5,162 Energy Group PLC......................................        230,354
    17,500 Fortune Brands Inc....................................        648,594

                                  SECURITY                             VALUE
  SHARES                         DESCRIPTION                          (NOTE 2)
  ------                         -----------                          --------
           HOLDING COMPANIES -- DIVERSIFIED (CONTINUED)
     5,162 Hanson PLC - ADR......................................   $    119,049
                                                                    ------------
                                                                         997,997
                                                                    ------------
           HOUSEHOLD PRODUCTS -- 0.40%
    20,000 Tupperware Corp.......................................        557,500
                                                                    ------------
           INSURANCE -- 3.02%
    18,500 American General Corp.................................      1,000,156
     8,250 AON Corp..............................................        483,656
    11,400 Ohio Casualty Corp....................................        508,725
    17,000 SAFECO Corp...........................................        828,750
    10,000 St. Paul Companies....................................        820,625
     3,400 TIG Holdings Inc......................................        112,838
     4,400 Transamerica Corp.....................................        468,600
                                                                    ------------
                                                                       4,223,350
                                                                    ------------
           MACHINERY & ENGINEERING -- 0.76%
    40,100 New Holland NV........................................      1,060,144
                                                                    ------------
           MANUFACTURING -- 0.41%
    13,400 Harsco Corp...........................................        577,875
                                                                    ------------
           METALS -- 1.43%
    12,500 Lukens Inc............................................        357,031
    16,000 Reynolds Metals Co....................................        960,000
    21,900 USX-U.S. Steel Group Inc..............................        684,375
                                                                    ------------
                                                                       2,001,406
                                                                    ------------
           OIL & GAS -- 4.31%
     8,500 Atlantic Richfield Co.................................        681,063
     5,000 Equitable Resources Inc...............................        176,875
    13,000 National Fuel Gas Co..................................        632,937
    47,300 Occidental Petroleum Corp.............................      1,386,481
    27,000 Phillips Petroleum Co.................................      1,312,875
     5,300 Sun Inc...............................................        222,931
    13,800 Tenneco Inc...........................................        545,100
    31,800 USX-Marathon Group....................................      1,073,250
                                                                    ------------
                                                                       6,031,512
                                                                    ------------
           PAPER PRODUCTS -- 2.39%
     6,000 Georgia Pacific Corp..................................        364,500
     6,000 Georgia Pacific Timber Co.*...........................        136,125
    21,100 International Paper Co................................        909,938
    11,000 Union Camp Corp.......................................        590,562
    27,500 Weyerhaeuser Co.......................................      1,349,219
                                                                    ------------
                                                                       3,350,344
                                                                    ------------
           PHARMACEUTICALS -- 0.21%
     8,000 Pharmacia & Upjohn Inc................................        293,000
                                                                    ------------
           POLLUTION CONTROL -- 0.66%
    33,500 Waste Management......................................        921,250
                                                                    ------------
           RAILROADS -- 0.31%
     8,000 CSX Corp..............................................        432,000
                                                                    ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
VALUE EQUITY PORTFOLIO
Portfolio of Investments (continued) -- December 31, 1997
(Unaudited)

                                  SECURITY                            VALUE
  SHARES                        DESCRIPTION                          (NOTE 2)
  ------                        -----------                          --------
           COMMON STOCKS (CONTINUED)
           RAW MATERIALS -- 0.91%
    11,200 Aluminum Co. of America..............................   $    788,200
    15,100 Ultramar Diamond Shamrock Corp.......................        481,313
                                                                   ------------
                                                                      1,269,513
                                                                   ------------
           RETAIL -- 2.00%
    12,500 Intimate Brands Inc..................................        300,781
    10,800 May Department Stores Inc............................        569,025
    14,800 Penney (J.C.) Co.....................................        892,625
    23,100 Sears Roebuck & Co...................................      1,045,275
                                                                   ------------
                                                                      2,807,706
                                                                   ------------
           TECHNOLOGY -- 0.29%
     7,700 Rockwell International Corp..........................        402,325
                                                                   ------------
           TELECOMMUNICATIONS -- 2.78%
    16,000 Alltel Corp..........................................        657,000
    31,500 AT&T Corp............................................      1,929,375
     6,681 Bell Atlantic........................................        608,008
     9,508 SBC Communications Inc...............................        696,461
                                                                   ------------
                                                                      3,890,844
                                                                   ------------
           TEXTILES -- 0.34%
    17,700 Russell Corp.........................................        470,156
                                                                   ------------
           TOBACCO -- 0.99%
    30,500 Philip Morris........................................      1,382,031
                                                                   ------------
           TRANSPORTATION -- 0.87%
    14,700 Norfolk Southern.....................................        452,944
    23,500 Ryder System Inc.....................................        769,625
                                                                   ------------
                                                                      1,222,569
                                                                   ------------
           UTILITIES -- 3.63%
    17,300 CMS Energy Corp......................................        762,281
    24,500 Central & South West Corp............................        663,031
    40,000 Edison International.................................      1,087,500
    27,000 Illinova Corp........................................        727,313
    11,100 MCN Corp.............................................        448,163
    12,000 New York State Gas & Electric........................        426,000
    22,000 PECO Energy Co.......................................        533,500
     2,000 Piedmont Natural Gas Co..............................         71,875
    12,000 Scana Corp...........................................        359,250
                                                                   ------------
                                                                      5,078,913
                                                                   ------------
           TOTAL -- HOTCHKIS & WILEY PORTFOLIO
            (COST $42,113,972)..................................     54,655,276
                                                                   ------------
           INSTITUTIONAL CAPITAL MANAGEMENT CORP. PORTFOLIO --
             58.26%
           AEROSPACE/DEFENSE -- 5.81%
    44,000 Boeing Co............................................      2,153,250
    15,700 Goodrich (B.F.) Co...................................        650,569
    23,350 Northrop Grumman Corp................................      2,685,250

                                  SECURITY                             VALUE
  SHARES                         DESCRIPTION                          (NOTE 2)
  ------                         -----------                          --------
           AEROSPACE/DEFENSE (CONTINUED)
     3,409 Raytheon Co., Cl. A...................................   $    168,082
    49,250 Raytheon Co., Cl. B...................................      2,487,125
                                                                    ------------
                                                                       8,144,276
                                                                    ------------
           AIRLINES & SERVICES -- 1.86%
     6,000 AMR Corp.*............................................        771,000
    79,670 Peninsular & Oriental SP - ADR........................      1,832,410
                                                                    ------------
                                                                       2,603,410
                                                                    ------------
           AUTOMOBILE PRODUCTION -- 2.31%
    53,450 General Motors Corp...................................      3,240,406
                                                                    ------------
           BANKING -- 2.38%
    18,650 Banc One Corp.........................................      1,012,928
     6,850 Wells Fargo & Co......................................      2,325,147
                                                                    ------------
                                                                       3,338,075
                                                                    ------------
           BEVERAGES -- 1.15%
    51,050 Diageo PLC - ADR......................................      1,933,519
                                                                    ------------
           CHEMICALS -- 4.63%
    18,250 Akzo Nobel - ADR......................................      1,585,469
    46,200 DuPont E.I. DeNemours & Co............................      2,774,887
    60,500 Hoechst AG - ADR......................................      2,121,281
                                                                    ------------
                                                                       6,481,637
                                                                    ------------
           COMPUTER SOFTWARE &
            SERVICES -- 0.65%
    30,900 First Data Corp.......................................        903,825
                                                                    ------------
           COMPUTER SYSTEMS -- 1.64%
    22,000 International Business Machines Corp..................      2,300,375
                                                                    ------------
           ELECTRONIC COMPONENTS & INSTRUMENTS -- 2.43%
    21,200 LSI Logic*............................................        418,700
    49,450 Philips Electronics NV................................      2,991,725
                                                                    ------------
                                                                       3,410,425
                                                                    ------------
           ENTERTAINMENT -- 3.10%
    80,750 Host Marriott Corp.*..................................      1,584,719
   139,000 News Corp. Ltd........................................      2,762,625
                                                                    ------------
                                                                       4,347,344
                                                                    ------------
           FERTILIZERS -- 0.66%
    28,400 IMC Global Inc........................................        930,100
                                                                    ------------
           FOOD PROCESSING -- 1.05%
    68,100 Archer Daniels-Midland Co.............................      1,476,919
                                                                    ------------
           FINANCIAL SERVICES -- 3.99%
    21,400 Citicorp..............................................      2,705,762
    47,450 Nation's Bank.........................................      2,885,552
                                                                    ------------
                                                                       5,591,314
                                                                    ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
VALUE EQUITY PORTFOLIO
Portfolio of Investments (continued) -- December 31, 1997
(Unaudited)

                                  SECURITY                            VALUE
  SHARES                        DESCRIPTION                          (NOTE 2)
  ------                        -----------                          --------
           COMMON STOCKS (CONTINUED)
           HEALTH CARE -- 1.21%
     3,200 Baxter International.................................   $    161,400
    46,200 Tenet Healthcare Corp.*..............................      1,530,375
                                                                   ------------
                                                                      1,691,775
                                                                   ------------
           INSURANCE -- 2.11%
    27,800 Loews Corp...........................................      2,950,275
                                                                   ------------
           METALS -- 1.26%
    29,500 Reynolds Metals Co...................................      1,770,000
                                                                   ------------
           NON-DEFENSE, CAPITAL
            SPENDING -- 1.38%
    66,200 Agco Corp............................................      1,936,350
                                                                   ------------
           OIL & GAS -- 2.51%
    14,900 Ashland Inc..........................................        799,944
    24,340 Elf Aquitaine - ADR..................................      1,426,932
    52,900 Union Pacific Resources Group........................      1,282,825
                                                                   ------------
                                                                      3,509,701
                                                                   ------------
           PHARMACEUTICALS -- 3.74%
    39,200 American Home Products Corp..........................      2,998,800
    50,323 Rhone-Poulenc SA - ADR...............................      2,233,083
                                                                   ------------
                                                                      5,231,883
                                                                   ------------
           PUBLISHING & PRINTING -- 3.41%
    18,000 Boise Cascade Co.....................................        544,500
    64,850 Dun & Bradstreet Corp................................      2,006,297
    77,200 U.S. West Media Group*...............................      2,229,150
                                                                   ------------
                                                                      4,779,947
                                                                   ------------
           RETAIL -- 2.84%
    39,500 Federated Department Stores, Inc.*...................      1,700,969
    58,600 Unocal...............................................      2,274,412
                                                                   ------------
                                                                      3,975,381
                                                                   ------------
           TELECOMMUNICATIONS -- 1.38%
    33,950 Motorola Inc.........................................      1,937,273
                                                                   ------------
           TOBACCO -- 2.36%
    73,000 Phillip Morris.......................................      3,307,813
                                                                   ------------
           TOYS -- 1.08%
    47,950 Hasbro Inc...........................................      1,510,425
                                                                   ------------
           TRANSPORTATION -- 3.08%
    21,600 Burlington Northern Santa Fe Corp....................      2,007,450
    84,700 Canadian Pacific, Ltd................................      2,308,075
                                                                   ------------
                                                                      4,315,525
                                                                   ------------
           TOTAL -- INSTITUTIONAL CAPITAL MANAGEMENT CORP.
            PORTFOLIO (COST $75,241,185)........................     81,617,973
                                                                   ------------
           TOTAL COMMON STOCKS (COST $117,355,157)..............    136,273,249
                                                                   ------------

 PRINCIPAL                        SECURITY                            VALUE
  AMOUNT                        DESCRIPTION                          (NOTE 2)
 ---------                      -----------                          --------
           SHORT-TERM INVESTMENTS -- 1.72%
           HOTCHKIS & WILEY PORTFOLIO -- 0.79%
 1,112,787 American Express, Commercial Paper, 5.63%, due
            1/5/98..............................................   $  1,112,787
                                                                   ------------
           TOTAL -- HOTCHKIS & WILEY PORTFOLIO (COST
            $1,112,787).........................................      1,112,787
                                                                   ------------
           INSTITUTIONAL CAPITAL MANAGEMENT CORP. PORTFOLIO --
             0.93%
 1,300,000 Xerox Corp., Commercial Paper, 6.50%,1/2/98..........      1,299,765
                                                                   ------------
           TOTAL -- INSTITUTIONAL CAPITAL MANAGEMENT CORP.
            PORTFOLIO
            (COST $1,299,765)...................................      1,299,765
                                                                   ------------
           TOTAL SHORT-TERM INVESTMENTS
            (COST $4,112,545)...................................      2,412,552
                                                                   ------------
           TOTAL INVESTMENTS (COST $119,767,710) (A) -- 99.00%..    138,685,801
                                                                   ------------
           OTHER ASSETS IN EXCESS OF
            LIABILITIES -- 1.00%................................      1,402,719
                                                                   ------------
           NET ASSETS -- 100.00%................................   $140,088,520
                                                                   ============

--------
* Represents non-income producing security
ADR--American Depositary Receipt
PLC--Public Limited Company
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

 Unrealized appreciation..........................................  $21,578,366
 Unrealized depreciation..........................................   (2,660,275)
                                                                    -----------
 Net unrealized appreciation......................................  $18,918,091
                                                                    ===========

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
GROWTH EQUITY PORTFOLIO
Portfolio of Investments -- December 31, 1997
(Unaudited)

                                SECURITY                           VALUE
  SHARES                       DESCRIPTION                        (NOTE 2)
 ---------                     -----------                        --------
           COMMON STOCKS -- 98.13%
           JENNISON ASSOCIATES LLP
            PORTFOLIO -- 64.53%
           ADVERTISING -- 0.95%
    36,900 Catalina Marketing Corp.*.........................   $  1,706,625
                                                                ------------
           AEROSPACE/DEFENSE -- 0.95%
    35,000 Boeing Co.........................................      1,712,812
                                                                ------------
           BANKS -- 4.51%
    34,800 Chase Manhattan Corp..............................      3,810,600
    11,000 Citicorp..........................................      1,390,813
    12,200 Fleet Financial Group Inc.........................        914,237
   106,500 Hibernia Corp., Cl. A.............................      2,003,531
                                                                ------------
                                                                   8,119,181
                                                                ------------
           BUSINESS EQUIPMENT &
            SERVICES -- 4.44%
    22,300 Federal Express Corp.*............................      1,892,938
    40,300 Gartner Group Inc.*...............................      1,501,175
    27,700 Manpower Inc......................................        976,425
    46,600 Omnicom Group Inc.................................      1,974,675
    25,100 Reuters Holding PLC - ADR.........................      1,662,875
                                                                ------------
                                                                   8,008,088
                                                                ------------
           CHEMICALS -- 1.31%
    56,000 Monsanto..........................................      2,352,000
                                                                ------------
           COMMERCIAL SERVICES -- 1.38%
    72,300 Cendant Corp.*....................................      2,485,313
                                                                ------------
           COMPUTER EQUIPMENT -- 2.98%
    24,400 Dell Computer Corp.*..............................      2,049,600
    15,200 Microsoft Corp.*..................................      1,964,600
    36,100 Symbol Technologies Inc...........................      1,362,775
                                                                ------------
                                                                   5,376,975
                                                                ------------
           COMPUTER SOFTWARE -- 2.25%
    32,100 Compuware Corp.*..................................      1,027,200
    28,900 Intuit*...........................................      1,192,125
    64,900 Platinum Technology Inc.*.........................      1,833,425
                                                                ------------
                                                                   4,052,750
                                                                ------------
           ELECTRONIC COMPONENTS & INSTRUMENTS -- 4.05%
    49,700 Applied Materials Inc.*...........................      1,497,213
    22,900 Intel Corp........................................      1,608,725
    56,500 International Rectifier Corp.*....................        667,406
    29,500 KLA Instruments Corp.*............................      1,139,437
    30,400 Texas Instruments.................................      1,368,000
    29,000 Xilinx*...........................................      1,016,813
                                                                ------------
                                                                   7,297,594
                                                                ------------
           FINANCIAL SERVICES -- 3.05%
    26,950 MBNA Corp.........................................      1,710,445

                                SECURITY                           VALUE
  SHARES                       DESCRIPTION                        (NOTE 2)
 ---------                     -----------                        --------
           FINANCIAL SERVICES (CONTINUED)
    37,750 Morgan Stanley - Dean Witter Discover.............   $  2,285,181
    25,500 Schwab (Charles) Corp.............................      1,507,653
                                                                ------------
                                                                   5,503,279
                                                                ------------
           FOOD -- 0.70%
    27,700 Dole Food Company.................................      1,267,275
                                                                ------------
           HEALTH CARE -- 1.00%
    65,000 Healthsouth Corp.*................................      1,803,750
                                                                ------------
           HOUSEHOLD PRODUCTS & PERSONAL CARE -- 0.91%
    28,700 Gillette Co.......................................      1,637,131
                                                                ------------
           INSURANCE -- 2.35%
    12,700 Ace Limited.......................................      1,225,550
    10,100 MGIC Investment Corp..............................        671,650
    43,100 Unum Corp.........................................      2,343,563
                                                                ------------
                                                                   4,240,763
                                                                ------------
           LODGING -- 2.94%
    72,200 Hilton Hotels Corp................................      2,147,950
    44,600 Interstate Hotels Co.*............................      1,563,788
    37,832 Promus Hotel Corp.*...............................      1,588,944
                                                                ------------
                                                                   5,300,682
                                                                ------------
           MACHINERY & EQUIPMENT -- 0.92%
    27,500 Case Corp.........................................      1,662,031
                                                                ------------
           MEDIA -- 1.15%
    21,000 The Walt Disney Co................................      2,080,313
                                                                ------------
           MEDICAL EQUIPMENT &
            SUPPLIES -- 0.59%
    23,100 Boston Scientific Corp.*..........................      1,059,712
                                                                ------------
           MISCELLANEOUS/DIVERSIFIED -- 2.28%
    39,500 Diebold Inc.......................................      1,999,688
    28,700 General Electric Company..........................      2,105,862
                                                                ------------
                                                                   4,105,550
                                                                ------------
           NETWORKING -- 1.90%
    43,850 Cisco Systems Inc.*...............................      2,444,638
    27,800 3 Com Corp.*......................................        971,262
                                                                ------------
                                                                   3,415,900
                                                                ------------
           OIL SERVICES -- 1.83%
    23,100 Schlumberger Ltd..................................      1,859,550
    32,800 Baker Hughes......................................      1,430,900
                                                                ------------
                                                                   3,290,450
                                                                ------------
           OIL & GAS -- 0.83%
    27,100 Amerada Hess Corp.................................      1,487,113
                                                                ------------
                                                                   1,487,113
                                                                ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
GROWTH EQUITY PORTFOLIO
Portfolio of Investments (continued) -- December 31, 1997
(Unaudited)

                                SECURITY                           VALUE
  SHARES                       DESCRIPTION                        (NOTE 2)
 ---------                     -----------                        --------
           COMMON STOCKS (CONTINUED)
           JENNISON ASSOCIATES LLP
            PORTFOLIO (CONTINUED)
           PHARMACEUTICALS -- 6.82%
    23,500 Bristol-Myers Squibb..............................   $  2,223,688
    27,500 Eli Lilly & Co.*..................................      1,914,687
    58,100 Pfizer, Inc.......................................      4,332,081
    48,800 Smithkline Beecham PLC - ADR......................      2,510,150
    10,600 Warner Lambert Company............................      1,314,400
                                                                ------------
                                                                  12,295,006
                                                                ------------
           RETAIL -- 5.09%
    60,100 Autozone Inc.*....................................      1,742,900
    44,376 Dollar General Corp...............................      1,608,630
    39,300 Gap Inc...........................................      1,392,694
    17,100 Home Depot........................................      1,006,762
    23,900 Kohl's Corp.*.....................................      1,628,188
    39,500 Sears, Roebuck & Co...............................      1,787,375
                                                                ------------
                                                                   9,166,549
                                                                ------------
           SAVINGS & LOAN -- 1.43%
    28,700 Washington Mutual, Inc.*..........................      2,578,025
                                                                ------------
           TECHNOLOGY -- 3.80%
    46,400 Compaq Computer Corp.*............................      2,618,700
    43,700 Hewlett Packard Co................................      2,731,250
    14,300 International Business Machines Corp..............      1,495,244
                                                                ------------
                                                                   6,845,194
                                                                ------------
           TELECOMMUNICATIONS -- 4.13%
    36,000 Airtouch Communications*..........................      1,496,250
    28,900 Motorola Inc......................................      1,649,106
    23,400 Nokia Corp. - ADR.................................      1,400,000
    23,000 Tellabs, Inc.*....................................      1,538,662
    16,400 Vodafone Group PLC - ADR..........................      1,363,000
                                                                ------------
                                                                   7,447,018
                                                                ------------
           TOTAL -- JENNISON ASSOCIATES LLP PORTFOLIO
            (COST $92,777,282)...............................    116,297,079
                                                                ------------
           GOLDMAN SACHS ASSET MANAGEMENT
            PORTFOLIO -- 33.60%
           AIRLINES -- 0.31%
     4,300 AMR Corp.*........................................        552,550
                                                                ------------
           ALCOHOL -- 0.14%
     7,600 Coors Adolph Co...................................        252,700
                                                                ------------
           APPAREL -- 0.14%
     5,900 Jones Apparel Group*..............................        253,700
                                                                ------------
           BANKING -- 1.03%
     9,200 Bankamerica Corp..................................        671,600
                                                                ------------

                                SECURITY                           VALUE
  SHARES                       DESCRIPTION                        (NOTE 2)
 ---------                     -----------                        --------
           BUSINESS EQUIPMENT &
            SERVICES -- 0.19%
     5,700 Federal Express Corp.*............................   $    348,056
                                                                ------------
           CHEMICALS -- 0.86%
     5,700 Aptargroup Inc....................................        316,350
     8,500 Dow Chemical Co...................................        862,750
    19,300 Wellman...........................................        376,350
                                                                ------------
                                                                   1,555,450
                                                                ------------
           CLOTHING -- 0.73%
    15,300 Intimate Brands Inc...............................        368,156
     7,700 Nordstrom Inc.....................................        464,888
    14,200 TJX Companies Inc.................................        488,125
                                                                ------------
                                                                   1,321,169
                                                                ------------
           COMPUTER HARDWARE -- 1.62%
    18,300 Compaq Computer Corp..............................      1,032,806
    19,600 EMC Corp.*........................................        537,775
     9,700 Ingram Micro Inc.*................................        282,513
    16,300 Sun MIcrosystems*.................................        649,962
    10,500 Tech Data*........................................        408,188
                                                                ------------
                                                                   2,911,244
                                                                ------------
           COMPUTER SOFTWARE -- 1.33%
     7,700 Compuware Corp.*..................................        246,400
    16,700 Microsoft*........................................      2,158,475
                                                                ------------
                                                                   2,404,875
                                                                ------------
           CONSTRUCTION -- 0.39%
     8,700 Centex Corp.......................................        547,556
     2,500 Georgia Pacific Corp..............................        151,875
                                                                ------------
                                                                     699,431
                                                                ------------
           DEPARTMENT STORES -- 1.59%
    18,500 Dayton Hudson.....................................      1,248,750
    20,900 Federated Department Stores*......................        900,006
    10,500 Kohls Corp.*......................................        715,313
                                                                ------------
                                                                   2,864,069
                                                                ------------
           DRUGS -- 3.84%
     4,400 Cardinal Health Inc...............................        330,550
    13,000 Bergen Bruswig Corp...............................        547,625
     6,600 Bristol Myers Squibb Co...........................        624,525
    11,400 Eli Lilly & Co....................................        793,725
    20,500 Merck & Company Inc...............................      2,178,125
     6,400 Pfizer............................................        477,200
    11,741 Pharmerica Inc.*..................................        121,813
    14,700 Schering Plough...................................        913,237
     7,500 Warner Lambert Co.................................        930,000
                                                                ------------
                                                                   6,916,800
                                                                ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
GROWTH EQUITY PORTFOLIO
Portfolio of Investments (continued) -- December 31, 1997
(Unaudited)

                                SECURITY                           VALUE
  SHARES                      DESCRIPTION                         (NOTE 2)
 --------                     -----------                         --------
          COMMON STOCKS (CONTINUED)
          GOLDMAN SACHS ASSET MANAGEMENT
           PORTFOLIO (CONTINUED)
          ELECTRONIC EQUIPMENT -- 0.67%
    8,900 Lucent Technologies Corp...........................   $    710,888
   11,400 Raychem Corp.......................................        490,912
                                                                ------------
                                                                   1,201,800
                                                                ------------
          ELECTRIC UTILITY -- 0.76%
   31,200 Hanson PLC - ADR...................................        719,550
   18,100 New York State Electric & Gas......................        642,550
                                                                ------------
                                                                   1,362,100
                                                                ------------
          ENTERTAINMENT -- 0.53%
    9,600 The Walt Disney Co.................................        951,000
                                                                ------------
          FINANCIAL SERVICES -- 2.21%
    6,000 American Express Co................................        535,500
    7,600 Federal National Mortgage Association..............        433,675
    6,600 Ford Motor Co......................................        321,337
   28,200 General Electric Co................................      2,069,175
    4,500 SLM Holding Corp...................................        626,062
                                                                ------------
                                                                   3,985,749
                                                                ------------
          FOOD AND BEVERAGES -- 1.18%
   20,300 Archer Daniels-Midland Company.....................        440,256
   25,400 Coca Cola Co.......................................      1,692,275
                                                                ------------
                                                                   2,132,531
                                                                ------------
          FOREST PRODUCTS & PAPERS -- 0.20%
    6,800 Champion International Co..........................        308,125
    2,500 Georgia Pacific Timber Co.*........................         56,719
                                                                ------------
                                                                     364,844
                                                                ------------
          GAS/UTILITIES -- 0.21%
    4,800 Columbia Gas.......................................        377,100
                                                                ------------
          GROCERY -- 0.60%
   29,100 Kroger Co.*........................................      1,074,881
                                                                ------------
          HEAVY MACHINERY -- 0.65%
    5,500 Case Corp..........................................        332,406
    6,000 Cummins Engine Inc.................................        354,375
    4,500 NACCO Industries Inc...............................        482,344
                                                                ------------
                                                                   1,169,125
                                                                ------------
          HOME PRODUCTS -- 1.28%
   12,300 Fortune Brands Inc.................................        455,869
   10,600 Premark International..............................        307,400
   19,400 Procter & Gamble Co................................      1,548,362
                                                                ------------
                                                                   2,311,631
                                                                ------------
          INDUSTRIAL PARTS -- 0.94%
   13,400 Coltec Industries*.................................        310,713
   39,100 New Holland........................................      1,033,706

                                SECURITY                           VALUE
  SHARES                       DESCRIPTION                        (NOTE 2)
 ---------                     -----------                        --------
           INDUSTRIAL PARTS (CONTINUED)
     4,800 United Technologies Corp..........................   $    349,500
                                                                ------------
                                                                   1,693,919
                                                                ------------
           INDUSTRIAL SERVICES -- 0.35%
    15,600 Hertz Corp........................................        627,900
                                                                ------------
           INFORMATION SERVICES -- 0.32%
    15,700 Valassis Communications*..........................        580,900
                                                                ------------
           MEDIA -- 0.48%
    15,500 Belo (A.H.) Corp..................................        869,938
                                                                ------------
           MEDICAL PRODUCTS -- 1.19%
     9,500 Allegiance Corp...................................        336,656
    11,700 Dexter Corp.......................................        505,294
    14,900 Johnson & Johnson.................................        981,537
     7,100 Tyco International................................        319,944
                                                                ------------
                                                                   2,143,431
                                                                ------------
           MEDICAL PROVIDER -- 1.66%
    25,800 Beverly Enterprises Inc.*.........................        335,400
    17,013 Healthsouth Corp.*................................        472,111
    27,300 Nova Care*........................................        356,606
    11,900 Quest Diagnostics*................................        200,813
    25,200 Tenet Healthcare Corp.*...........................        834,750
     8,200 Universal Health Services*........................        413,075
     8,900 Wellpoint Health Network*.........................        376,025
                                                                ------------
                                                                   2,988,780
                                                                ------------
           MINING -- 0.17%
    17,000 AK Steel Holding Corp.............................        300,688
                                                                ------------
           OIL -- REFINERIES -- 0.43%
    12,500 Shell Transport and Trade.........................        546,875
     4,900 Sun Company Inc...................................        206,106
       500 Valero Energy.....................................         15,719
                                                                ------------
                                                                     768,700
                                                                ------------
           OIL SERVICES -- 0.71%
     4,400 BJ Services*......................................        316,525
     4,800 Helmerich & Payne Inc.............................        325,800
     6,500 Nabors Industries Inc.*...........................        204,344
     5,300 Schlumberger Ltd..................................        426,650
                                                                ------------
                                                                   1,273,319
                                                                ------------
           PROPERTY INSURANCE -- 2.28%
    15,000 American International Group......................      1,631,250
    22,700 Old Republic International Corp...................        844,156
    30,211 Travelers Group Inc...............................      1,627,618
                                                                ------------
                                                                   4,103,024
                                                                ------------
           RETAIL -- SPECIALTY -- 0.27%
    13,400 Best Buy*.........................................        494,125
                                                                ------------
           SECURITIES -- ASSETS -- 1.76%
    14,800 Equitable Companies Inc...........................        736,300

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
GROWTH EQUITY PORTFOLIO
Portfolio of Investments (continued) -- December 31, 1997
(Unaudited)

 SHARES OR
 PRINCIPAL                      SECURITY                          VALUE
  AMOUNT                      DESCRIPTION                        (NOTE 2)
 ---------                    -----------                        --------
           COMMON STOCKS (CONTINUED)
           GOLDMAN SACHS ASSET MANAGEMENT
            PORTFOLIO (CONTINUED)
           SECURITIES -- ASSETS (CONTINUED)
     7,100 Lehman Borthers Holdings Inc.....................   $    362,100
    13,000 Merrill Lynch....................................        948,188
    19,000 Morgan Stanley - Dean Witter Discover............      1,123,375
                                                               ------------
                                                                  3,169,963
                                                               ------------
           SEMICONDUCTORS -- 1.48%
     6,800 Applied Materials Inc.*..........................        204,850
     6,500 Dallas Semiconductors............................        264,875
    23,400 Intel Corp.......................................      1,643,850
     9,200 National Semiconductor*..........................        238,625
     7,000 Texas Industries.................................        315,000
                                                               ------------
                                                                  2,667,200
                                                               ------------
           TELEPHONE -- 0.35%
    20,800 Worldcom Inc.*...................................        629,200
                                                               ------------
           TOBACCO -- 1.20%
    32,200 Philip Morris Inc................................      1,459,062
    17,300 Universal Corp...................................        711,462
                                                               ------------
                                                                  2,170,524
                                                               ------------
           WIRELESS -- 0.22%
     9,600 Airtouch Communications*.........................        399,000
                                                               ------------
           TOTAL -- GOLDMAN SACHS ASSET MANAGEMENT PORTFOLIO
            (COST $58,903,856)..............................     60,563,016
                                                               ------------
           TOTAL -- COMMON STOCKS
            (COST $151,681,138).............................    176,860,095
                                                               ------------
           SHORT-TERM INVESTMENTS -- 1.76%
           JENNISON ASSOCIATES LLP
            PORTFOLIO -- 1.98%
 2,750,000 General Electric Capital., Commercial Paper,
            5.65%, 1/2/98...................................      3,575,000
                                                               ------------
           TOTAL -- JENNISON ASSOCIATES LLP PORTFOLIO (COST
            $3,575,000).....................................      3,575,000
                                                               ------------

 PRINCIPAL                       SECURITY                            VALUE
  AMOUNT                        DESCRIPTION                         (NOTE 2)
 ---------                      -----------                         --------
           GOLDMAN SACHS ASSET MANAGEMENT PORTFOLIO -- 0.05%
   397,000 Bankers Trust, Repurchase Agreement, 4.95%, 1/2/98
            (Collateralized by $366,000 U.S. Treasury Notes,
            8.75%, 8/15/00; market value $404,773).............   $    397,000
                                                                  ------------
           TOTAL -- GOLDMAN SACHS ASSET MANAGEMENT PORTFOLIO
            (COST $397,000)....................................        397,000
                                                                  ------------
           TOTAL -- SHORT-TERM INVESTMENTS (COST $3,972,000)...      3,972,000
                                                                  ------------
           TOTAL -- INVESTMENTS (COST $155,653,139) (A) --
             100.33%...........................................    180,832,095
                                                                  ------------
           CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES --
             (0.33%)...........................................       (600,234)
                                                                  ------------
           NET ASSETS -- 100.00%...............................   $180,231,861
                                                                  ============

--------
* Represents non-income producing security
ADR--American Depositary Receipt
PLC--Public Limited Company
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

  Unrealized appreciation.......................................... $31,496,099
  Unrealized depreciation..........................................  (6,317,143)
                                                                    -----------
  Net unrealized appreciation...................................... $25,178,956
                                                                    ===========

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
SMALL CAPITALIZATION EQUITY PORTFOLIO
Portfolio of Investments -- December 31, 1997
(Unaudited)

                                 SECURITY                              VALUE
 SHARES                         DESCRIPTION                           (NOTE 2)
 -------                        -----------                         ------------
         COMMON STOCKS -- 92.91%
         CLOVER CAPITAL MANAGEMENT
          PORTFOLIO -- 43.99%
         ADVERTISING -- 1.09%
  75,000 Advo Inc.*..............................................   $  1,462,500
                                                                    ------------
         AUTO RELATED -- 2.17%
  40,000 Echlin Inc..............................................      1,447,500
  82,400 Monro Muffler Brake Inc.*...............................      1,184,500
  30,000 TBC Corp.*..............................................        286,875
                                                                    ------------
                                                                       2,918,875
                                                                    ------------
         BROADCASTING & PUBLISHING -- 2.19%
 110,000 Comcast UK Cable Partners,
          Limited - A*...........................................      1,038,125
  50,000 Comcast Corp., Cl. A....................................      1,912,500
                                                                    ------------
                                                                       2,950,625
                                                                    ------------
         BUSINESS EQUIPMENT &
          SERVICES -- 0.50%
  45,000 Komag Inc.*.............................................        669,374
                                                                    ------------
         CHEMICALS -- 2.79%
  50,000 Agrium Inc..............................................        609,375
  23,800 Bush Boake Allen Inc.*..................................        623,263
  80,000 Hanna M.A. Co...........................................      2,020,000
  17,200 Stepan Co...............................................        509,550
                                                                    ------------
                                                                       3,762,188
                                                                    ------------
         COMPUTER SOFTWARE -- 1.39%
  45,000 Marcam Corp.*...........................................        326,250
  45,000 Sungard Data Systems, Inc.*.............................      1,550,000
                                                                    ------------
                                                                       1,876,250
                                                                    ------------
         CONSUMER NON-DURABLE -- 1.28%
  60,000 Department 56 Inc.*.....................................      1,725,000
                                                                    ------------
         ELECTRONIC COMPONENTS &
          INSTRUMENTS -- 2.40%
  20,000 Avnet Inc...............................................      1,320,000
  45,000 Harman International Industries Inc.....................      1,909,688
                                                                    ------------
                                                                       3,229,688
                                                                    ------------
         ENTERTAINMENT -- 0.60%
  14,000 King World Productions Inc.*............................        808,500
                                                                    ------------
         FOOD -- 1.38%
  30,000 Nasch-Finch Co..........................................        570,000
 350,000 United Biscuits Holdings - ADR..........................      1,288,000
                                                                    ------------
                                                                       1,858,000
                                                                    ------------
         HOSPITAL MANAGEMENT &
          SERVICES -- 2.81%
 160,000 Medpartners Inc.*.......................................      3,580,000
  48,000 Physicians Resource Group*..............................        210,000
                                                                    ------------
                                                                       3,790,000
                                                                    ------------

                                 SECURITY                              VALUE
 SHARES                         DESCRIPTION                           (NOTE 2)
 -------                        -----------                         ------------
         INSURANCE -- 3.81%
  60,000 Acceptance Insurance Co.*...............................   $  1,451,250
  11,000 Delphi Financial Group*.................................        495,000
  29,700 Fidelity National Financial.............................        924,413
  30,000 Liberty Financial Companies.............................      1,132,500
  19,000 LaSalle Re Holdings.....................................        672,125
  10,000 Partnerre Ltd...........................................        463,750
                                                                    ------------
                                                                       5,139,038
                                                                    ------------
         LEISURE & RECREATION -- 0.35%
  21,000 K2 Inc..................................................        477,750
                                                                    ------------
         MACHINERY & ENGINEERING -- 1.45%
  42,000 AGCO Corp...............................................      1,228,500
  15,000 Tecumseh Products Co....................................        731,250
                                                                    ------------
                                                                       1,959,750
                                                                    ------------
         MANUFACTURING -- 2.61%
  80,000 Fedders Corp............................................        500,000
  31,200 Huffy Corp..............................................        421,200
  12,500 Lawson Products.........................................        371,875
  70,000 Myers Industries Inc....................................      1,194,375
  50,000 Pall Corp...............................................      1,034,375
                                                                    ------------
                                                                       3,521,825
                                                                    ------------
         MEDICAL EQUIPMENT & SUPPLIES -- 0.77%
 225,000 Oncor*..................................................      1,040,625
                                                                    ------------
         OIL & GAS -- 3.19%
  25,500 Eastern Enterprises.....................................      1,147,500
  27,000 Lomak Petroleum.........................................        438,750
  55,000 Oil-Dri Corp............................................        907,500
  16,800 RPC Energy Services Inc,................................        198,450
  37,000 Tesoro Petroleum Corp.*.................................        573,500
  50,000 Union Texas Petroleum Holdings Inc......................      1,040,625
                                                                    ------------
                                                                       4,306,325
                                                                    ------------
         PAPER PRODUCTS -- 0.82%
  18,000 Chesapeake Corp.........................................        618,750
  24,000 Rock Tenn Co............................................        492,000
                                                                    ------------
                                                                       1,110,750
                                                                    ------------
         PUBLISHING & PRINTING -- 0.46%
  16,000 American Greetings Corp., Cl. A.........................        626,000
                                                                    ------------
         REAL ESTATE -- 2.62%
  30,092 Chateau Communities Inc.................................        947,898
  33,000 Manufactured Home Communities Inc.......................        891,000
  10,213 Meditrust Corp..........................................        374,051
  50,000 Storage Trust Realty....................................      1,315,625
                                                                    ------------
                                                                       3,528,574
                                                                    ------------
         RESTAURANTS -- 0.20%
  75,000 Roadhouse Grill Inc.*...................................        262,500
                                                                    ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
SMALL CAPITALIZATION EQUITY PORTFOLIO
Portfolio of Investments (continued) -- December 31, 1997
(Unaudited)

                                 SECURITY                             VALUE
 SHARES                        DESCRIPTION                           (NOTE 2)
 -------                       -----------                         ------------
         COMMON STOCKS (CONTINUED)
         RETAIL -- 1.62%
  50,000 Cash America International Inc.........................   $    646,875
 119,000 Jacobson Stores*.......................................      1,532,125
                                                                   ------------
                                                                      2,179,000
                                                                   ------------
         TECHNOLOGY -- 2.17%
 160,000 Mapics Inc.*...........................................      1,740,000
  16,000 Mineral Technologies Inc...............................        727,000
  50,000 Trident Microsystems Inc.*.............................        453,125
                                                                   ------------
                                                                      2,920,125
                                                                   ------------
         TELECOMMUNICATIONS -- 3.29%
  31,772 Ascent Entertainment Group*............................        329,635
  60,000 Comsat Corp............................................      1,455,000
 100,000 Frontier Corp..........................................      2,646,875
                                                                   ------------
                                                                      4,431,510
                                                                   ------------
         TRANSPORTATION-SHIPPING -- 2.06%
  94,500 American Freightways*..................................        933,188
  27,000 Avondale Industries Inc.*..............................        801,562
  25,000 Old Dominion Freight Line Inc.*........................        381,250
  25,000 Pittston Burlington Group..............................        656,250
                                                                   ------------
                                                                      2,772,250
                                                                   ------------
         TOTAL -- CLOVER CAPITAL MANAGEMENT PORTFOLIO (COST
          $51,173,405)..........................................     59,327,022
                                                                   ------------
         FRONTIER CAPITAL MANAGEMENT PORTFOLIO -- 48.92%
         AEROSPACE -- 0.52%
  23,700 Orbital Sciences Corp.*................................        705,075
                                                                   ------------
         BROADCASTING/CABLE -- 0.46%
  17,300 General Cable..........................................        626,044
                                                                   ------------
         BUILDING MATERIALS &
          COMPONENTS -- 1.17%
  64,600 Diamond Home Services*.................................        460,275
  32,100 Elcor Corp.............................................        770,400
  38,100 Perini Corp.*..........................................        342,900
                                                                   ------------
                                                                      1,573,575
                                                                   ------------
         BUSINESS EQUIPMENT &
          SERVICES -- 0.43%
   8,800 Black Box Corp.*.......................................        311,300
   9,700 Virco Manufacturing Co.................................        271,600
                                                                   ------------
                                                                        582,900
                                                                   ------------
         CHEMICALS -- 1.05%
  16,500 Brunswick Technologies Inc.*...........................        241,313
  38,700 Hexcel Corp.*..........................................        965,081
  13,700 Spartech Corp..........................................        207,212
                                                                   ------------
                                                                      1,413,606
                                                                   ------------

                                 SECURITY                              VALUE
 SHARES                         DESCRIPTION                           (NOTE 2)
 -------                        -----------                         ------------
         COMMERCIAL SERVICES -- 0.83%
  26,800 Central Sprinkler Corp.*................................   $    494,125
   4,200 Fine Host Corp.*........................................         42,525
   7,100 Lason Inc.*.............................................        189,038
  23,500 Market Facts Inc.*......................................        393,625
                                                                    ------------
                                                                       1,119,313
                                                                    ------------
         COMPUTER EQUIPMENT -- 3.68%
  15,300 Computer Products Inc.*.................................        346,163
  17,000 Kronos Inc.*............................................        523,812
  59,100 Learning Company Inc.*..................................        949,294
  63,600 Optika Imaging Systems Inc*.............................        218,625
  30,500 Sandisk Corp.*..........................................        619,531
   9,668 Seagate Technology Inc.*................................        186,109
  38,800 State of The Art Inc.*..................................        630,500
 102,300 ISG International Software Group*.......................      1,483,350
                                                                    ------------
                                                                       4,957,384
                                                                    ------------
         COMPUTER SOFTWARE -- 3.57%
   9,200 Activision Inc.*........................................        164,450
   7,000 Dataworks Corp.*........................................        139,125
  34,800 Evans & Suther Computer Corp.*..........................      1,009,200
   8,000 Filenet Corp.*..........................................        241,000
  17,000 Information Resources*..................................        227,375
  31,300 Level 8 Systems Inc.*...................................        426,463
  14,292 Network Associates*.....................................        755,689
   3,600 Project Software*.......................................         84,600
  16,700 Read Rite *.............................................        263,025
  17,600 Tecnomatix Technologies Inc.*...........................        594,000
  49,400 UBICS Inc.*.............................................        741,000
  12,200 Wonderware Corp.*.......................................        172,325
                                                                    ------------
                                                                       4,818,252
                                                                    ------------
         ELECTRICAL & ELECTRONICS -- 2.85%
  42,200 Cirrus Logic Inc.*......................................        448,375
  24,300 Cypress Semiconductors*.................................        206,550
   6,000 Encore Wire Corp.*......................................        184,125
  10,400 Harman International Industries Inc.....................        441,350
  16,600 Hypercom Corp.*.........................................        234,475
  27,600 LSI Logic*..............................................        545,100
   9,300 Oak Industries Inc.*....................................        276,094
  15,300 Rogers Corp.*...........................................        625,387
  40,300 Trimble Navigation Ltd.*................................        879,044
                                                                    ------------
                                                                       3,840,500
                                                                    ------------
         ELECTRONIC COMPONENTS &
          INSTRUMENTS -- 3.82%
  11,100 Atmel Corp.*............................................        206,044
  23,200 DII Group Inc.*.........................................        632,200
  14,900 Exar Corp.*.............................................        245,850
  14,600 General Scanning Inc.*..................................        251,850

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
SMALL CAPITALIZATION EQUITY PORTFOLIO
Portfolio of Investments (continued) -- December 31, 1997
(Unaudited)

                                 SECURITY                              VALUE
 SHARES                        DESCRIPTION                            (NOTE 2)
 ------                        -----------                          ------------
        COMMON STOCKS (CONTINUED)
        ELECTRONIC COMPONENTS & INSTRUMENTS (CONTINUED)
 18,700 Harmon Industries Inc....................................   $    518,925
 13,900 Lattice Semiconductor Corp.*.............................        658,512
 14,400 Maxim Integrated Products Inc.*..........................        496,800
 80,700 Mentor Graphics Corp.*...................................        781,781
  7,800 Power-One Inc.*..........................................        107,250
 35,100 Semiconductor Packaging Materials*.......................        265,444
 20,500 Speedfam International Inc.*.............................        543,250
 18,500 VLSI Technology Inc.*....................................        437,063
                                                                    ------------
                                                                       5,144,969
                                                                    ------------
        ENGINEERING & CONSTRUCTION -- 1.06%
 88,600 Insituform Technologies Cl. A*...........................        686,650
 10,000 J Ray McDermott SA*......................................        430,000
  6,700 Stone & Webster Inc......................................        314,063
                                                                    ------------
                                                                       1,430,713
                                                                    ------------
        FINANCIAL SERVICES -- 0.08%
  5,500 Redwood Trust Inc........................................        112,063
                                                                    ------------
        FOREST PRODUCTS & PAPERS -- 0.55%
 39,000 Louisiana-Pacific Corp...................................        741,000
                                                                    ------------
        HEALTH CARE -- 0.69%
 42,900 Apple Orthodontix Inc.*..................................        509,438
  3,300 Lincare Holdings*........................................        188,100
 21,000 Nextstar Pharmaceuticals Inc.*...........................        238,875
                                                                    ------------
                                                                         936,413
                                                                    ------------
        INSURANCE -- 1.44%
 12,700 Conseco Inc..............................................        577,056
 17,000 Coventry Corp.*..........................................        259,250
 31,400 John Alden Financial Corp................................        753,600
 16,900 Penn-America Group Inc...................................        346,450
                                                                    ------------
                                                                       1,936,356
                                                                    ------------
        LEISURE & TOURISM -- 1.05%
 39,800 American Coin Merchandising*.............................        701,475
 18,200 American Skiing Corp.*...................................        270,725
 17,400 International Game Technology............................        439,350
                                                                    ------------
                                                                       1,411,550
                                                                    ------------
        MACHINERY & ENGINEERING -- 0.23%
 31,000 Brown & Sharpe Manufacturing Co.*........................        315,813
                                                                    ------------
        MANUFACTURING -- 2.37%
 30,100 Data General*............................................        524,869
 17,300 Lesco Inc................................................        361,137
 38,800 Nanophase Tech Corp.*....................................        492,275
 50,550 Paxar Corp.*.............................................        748,772
 27,300 Wesley Jessen Visioncare Inc.*...........................      1,064,700
                                                                    ------------
                                                                       3,191,753
                                                                    ------------

                                 SECURITY                              VALUE
 SHARES                         DESCRIPTION                           (NOTE 2)
 -------                        -----------                         ------------
         MEDICAL -- BIOTECHNOLOGY -- 0.79%
 103,800 Celgene*................................................   $    875,813
  30,600 Neoprobe Corp.*.........................................        183,600
                                                                    ------------
                                                                       1,059,413
                                                                    ------------
         MEDICAL SUPPLIES -- 0.99%
  62,700 CNS Inc.*...............................................        419,306
  25,800 Merit Medical Systems Inc.*.............................        161,250
  29,900 Uroquest Medical Corp.*.................................         78,488
  31,000 Visx Inc.*..............................................        685,875
                                                                    ------------
                                                                       1,344,919
                                                                    ------------
         MEDICAL -- HOSPITAL MANAGEMENT & SERVICES -- 0.60%
  35,800 American Service Group*.................................        539,238
  10,500 United Wisconsin Services Inc...........................        270,375
                                                                    ------------
                                                                         809,613
                                                                    ------------
         OIL & GAS -- 2.37%
  18,400 Carbo Ceramics Inc......................................        588,800
  79,000 Coho Energy Inc.*.......................................        720,875
  22,400 KCS Energy Inc..........................................        464,800
  19,500 Noble Drilling Corp.*...................................        597,188
  17,064 Louis Dreyfus Natural Gas*..............................        318,883
   7,300 Vastar Resources........................................        260,975
  17,200 Wiser Oil Co............................................        242,950
                                                                    ------------
                                                                       3,194,471
                                                                    ------------
         PACKAGING/CONTAINER -- 0.43%
  34,000 U.S. Can Corp.*.........................................        573,750
                                                                    ------------
         PAPER PRODUCTS -- 0.28%
  11,800 Willamette Industries Inc...............................        379,813
                                                                    ------------
         PHARMACEUTICALS -- 1.20%
  31,000 Anesta Corp.*...........................................        378,262
  80,000 Cellegy Pharmaceuticals*................................        670,000
  49,500 Dusa Pharmaceutical Inc.*...............................        569,250
                                                                    ------------
                                                                       1,617,512
                                                                    ------------
         PUBLISHING & PRINTING -- 0.88%
  19,150 Mail-Well Inc.*.........................................        775,575
  20,500 Scientific Games Holdings Corp.*........................        415,125
                                                                    ------------
                                                                       1,190,700
                                                                    ------------
         REAL ESTATE -- 2.19%
  15,100 Boston Properties Inc...................................        499,244
  55,400 Commercial Real Estate Services*........................      1,783,188
   6,700 LaSalle Partners Inc.*..................................        238,687
  30,500 Prime Retail Inc........................................        432,718
                                                                    ------------
                                                                       2,953,837
                                                                    ------------
         RETAIL -- 0.25%
  17,000 Claire's Stores Inc.....................................        330,437
                                                                    ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
SMALL CAPITALIZATION EQUITY PORTFOLIO
Portfolio of Investments (continued) -- December 31, 1997
(Unaudited)

                                 SECURITY                              VALUE
 SHARES                        DESCRIPTION                            (NOTE 2)
 ------                        -----------                          ------------
        COMMON STOCKS (CONTINUED)
        SCHOOLS -- 0.15%
 11,100 Bright Horizons Inc.*....................................   $    208,125
                                                                    ------------
        SECURITY SERVICES -- 0.23%
 91,500 Magal Security Systems*..................................        308,813
                                                                    ------------
        SHIPBUILDING -- 0.77%
 35,895 Halter Marine Group Inc.*................................      1,036,468
                                                                    ------------
        STEEL -- 2.23%
 50,000 Birmingham Steel Corp....................................        787,500
 11,400 Carpenter Technology Corp................................        547,912
 22,300 J & L Specialty Steel Inc................................        224,394
 24,900 Oregon Steel Mills Inc...................................        530,681
 12,300 Reliance Steel & Aluminum................................        365,925
 19,500 Quanex Corp..............................................        548,437
                                                                    ------------
                                                                       3,004,849
                                                                    ------------
        TECHNOLOGY -- 0.34%
 11,700 Commscope*...............................................        157,219
 26,000 Faro Technologies Inc.*..................................        302,250
                                                                    ------------
                                                                         459,469
                                                                    ------------
        TELECOMMUNICATION EQUIPMENT -- 1.20%
 10,260 ADC Telecommunications Inc.*.............................        428,355
 40,500 Antech Corp.*............................................        632,812
 13,300 DCS Communications Corp.*................................        319,200
 22,400 Paging Network Inc.*.....................................        240,800
                                                                    ------------
                                                                       1,621,167
                                                                    ------------
        TELECOMMUNICATIONS -- 2.87%
 77,730 Arch Communications Group*...............................        398,366
 22,100 Coherent Communication Systems Corp.*....................        616,037
 92,325 Interferon Sciences Inc.*................................        802,073
 14,100 Omnipoint Corp.*.........................................        327,825
 28,100 Transaction Network Services*............................        567,269
 27,300 Western Wireless Corp., Class-A*.........................        470,925
 22,400 Winstar Communications*..................................        389,200
 11,800 360 Communications Co.*..................................        294,263
                                                                    ------------
                                                                       3,865,958
                                                                    ------------

  SHARES/
 PRINCIPAL                        SECURITY                            VALUE
  AMOUNT                        DESCRIPTION                          (NOTE 2)
 ---------                      -----------                        ------------
           TEXTILES & APPAREL -- 0.53%
   29,500  Hartmarx Corp.*......................................   $    224,937
   12,100  Unifi Inc............................................        492,319
                                                                   ------------
                                                                        717,256
                                                                   ------------
           TOYS -- 0.37%
   49,100  Galoob (Lewis) Toys Inc.*............................        500,206
                                                                   ------------
           TRANSPORTATION -- 2.33%
   35,000  ABC Rail Products Corp.*.............................        700,000
   15,000  America West Airlines Inc., Cl. B*...................        279,375
   24,000  Celadon Group*.......................................        324,000
   34,600  Mesaba Holdings Inc.*................................        899,600
   14,500  Teekay Shipping Corp.*...............................        486,656
   13,700  U.S. Freightways Corp................................        445,250
                                                                   ------------
                                                                      3,134,881
                                                                   ------------
           UTILITIES -- ELECTRICAL -- 0.42%
   19,600  Calenergy Company Inc.*..............................        563,500
                                                                   ------------
           WHOLESALE SPECIAL LINE -- 0.59%
   29,000  Cameron Ashley Building Products*....................        485,750
   47,500  Sodak Gaming Inc.*...................................        302,812
                                                                   ------------
                                                                        788,562
                                                                   ------------
           WIRE & CABLE -- 1.07%
   18,300  Cable Design*........................................        711,412
   24,700  Essex International Inc.*............................        734,825
                                                                   ------------
                                                                      1,446,237
                                                                   ------------
           TOTAL -- FRONTIER CAPITAL MANAGEMENT PORTFOLIO (COST
            $56,500,047)........................................     65,967,235
                                                                   ------------
           TOTAL COMMON STOCKS (COST $107,673,452)..............    125,294,257
                                                                   ------------
           CORPORATE BONDS -- 0.47%
           CLOVER CAPITAL MANAGEMENT PORTFOLIO -- 0.47%
  500,000  Meditrust Corp., 7.50%, 3/1/01.......................        628,125
                                                                   ------------
           TOTAL CORPORATE BONDS (COST $507,038)................        628,125
                                                                   ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
SMALL CAPITALIZATION EQUITY PORTFOLIO
Portfolio of Investments (continued) -- December 31, 1997
(Unaudited)

  PRINCIPAL                       SECURITY                           VALUE
   AMOUNT                        DESCRIPTION                        (NOTE 2)
 -----------                     -----------                      ------------
             COMMON STOCKS (CONTINUED)
             FRONTIER CAPITAL MANAGEMENT PORTFOLIO -- 7.42%
 $10,019,015 Bankers Trust Co., Repurchase Agreement, 5.25%,
              1/2/98 (Collateralized by $9,244,000 U.S.
              Treasury Notes, 8.75% 8/15/00; market value
              $10,223,286).....................................   $ 10,019,015
                                                                  ------------
             TOTAL SHORT-TERM INVESTMENTS (COST $10,019,015)...     10,019,015
                                                                  ------------
             TOTAL INVESTMENTS (COST $118,199,505) (A) --
               100.81%.........................................    135,941,397
                                                                  ------------
             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.81%)..     (1,090,139)
                                                                  ------------
             NET ASSETS -- 100.00%.............................   $134,851,258
                                                                  ============

--------
*Represents non-income producing security.
ADR--American Depository Receipt
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation......................................... $24,490,580
   Unrealized depreciation.........................................  (6,748,688)
                                                                    -----------
   Net unrealized appreciation..................................... $17,741,892
                                                                    ===========

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
INTERNATIONAL EQUITY PORTFOLIO
Portfolio of Investments -- December 31, 1997
(Unaudited)

                                 SECURITY                             VALUE
 SHARES                        DESCRIPTION                           (NOTE 2)
 ------                        -----------                           --------
         COMMON STOCKS -- 93.99%
         AUSTRALIA -- 4.76%
  36,000 Amcor Ltd. (Forest Products)...........................   $    158,347
  89,900 Boral Limited (Building Materials).....................        227,298
  17,500 Brambles Industries Ltd. (Services)....................        347,240
 113,600 Broken Hill Proprietary Co. Ltd.
          (Metals - Diversified)(b).............................      1,054,869
  19,000 Coca Cola Amatil Ltd. (Beverages)(b)...................        141,961
  65,000 CSR Limited (Industrial)(b)............................        220,253
 225,000 David Jones Limited (Retail Store).....................        253,649
  14,991 Lend Lease Corp. Ltd. (Real Estate)*...................        293,060
 120,442 M.I.M. Holdings Ltd. (Mining)(b).......................         73,775
  28,000 Mayne Nickless Ltd (Transportation)....................        147,973
  79,200 National Australia Bank Ltd. (Financial)(b)............      1,105,993
 165,476 News Corp. Ltd. (Publishing & Printing)(b).............        913,321
  43,304 News Corp. Ltd. Pfd. (Publishing & Printing)...........        214,291
 103,800 Pacific Dunlop Ltd. (Holding Company)(b)...............        219,829
  98,049 Qantas Airways Ltd. (Transportation)...................        173,531
  41,050 Rio Tinto Ltd. (Mining)................................        478,899
  23,200 Santos Ltd. (Oil & Gas)(b).............................         95,545
  39,000 Telstra Corp. (Telecommunications)(b)..................         82,341
 131,200 Westpac Banking Corp. (Financial)......................        839,215
  71,000 WMC Limited (Metals - Diversified)(b)..................        247,524
  43,000 Woolworths Limited (Food - Retail)(b)..................        143,744
                                                                   ------------
                                                                      7,432,658
                                                                   ------------
         BELGIUM -- 3.44%
   2,742 Acec - Union Miniere SA (Mining)(b)....................        189,919
  10,400 Delhaize Freres NPV (Retail - Grocery).................        526,937
   4,210 Electrabel NPV (Utilities).............................        972,369
   3,684 Fortis AG NPV (Insurance)..............................        767,479
     224 Fortis AG - Strip Vvpr (Insurance)(b)..................             30
   1,000 Generale De Banque (Financial Services)................        434,578
     550 Generale De Banque - Tractabel Warrants expiring
          11/30/99 (Financial Services)(b)......................          1,408
   2,120 Group Bruxelles Lambert NPV (Financial Services).......        306,244
   1,030 Kredietbank NPV (Financial Services)...................        431,653
      25 Kredietbank - Vvpr (Financial Services)(b).............         10,477
   1,890 Petrofina SA NPV (Oil & Gas)...........................        696,557
   2,920 Societe Generale de Belgique Paris (Multi-
          Industry)(b)..........................................        266,778
   6,240 Solvay SA (Chemicals)..................................        391,839
   4,350 Tractebel NPV (Multi-Industry).........................        378,669
                                                                   ------------
                                                                      5,374,937
                                                                   ------------

                                 SECURITY                             VALUE
 SHARES                        DESCRIPTION                           (NOTE 2)
 ------                        -----------                           --------
         CANADA -- 3.13%
  11,700 Agrium Inc. (Agriculture - Supplier)...................   $    142,205
   9,100 Alcan Aluminium Ltd. (Metals -  Diversified)...........        250,447
   7,000 Bank Of Montreal (Financial)...........................        309,758
   5,600 Barrick Gold Corp. (Mining)............................        104,247
   6,300 Canadian National Railway Co. (Transportation).........        296,165
  20,900 Canadian Pacific Ltd. (Holding Company)................        562,063
   7,800 Hudson's Bay Co. (Retail - Department Stores)..........        173,533
   3,200 Imasco Ltd. (Tobacco)..................................        112,881
   7,500 Imperial Oil Canada Ltd. (Oil & Gas)...................        481,978
   2,200 Magna International Inc. Cl. A (Auto Related)..........        137,692
   8,000 Moore Corp. Ltd. (Business Equipment)..................        120,145
   3,000 Newbridge Networks Corp. (Telecommunication
          Services)(b)..........................................        104,883
   9,500 Noranda Inc. (Metals - Diversified)(b).................        163,244
   1,750 Northern Telecom Ltd. (Telecommunications).............        155,429
  25,600 Nova Corp. of Alberta (Utilities)......................        243,196
   2,900 Potash Corp. of Saskatchewan (Agriculture).............        241,160
   8,200 Royal Bank of Canada (Financial).......................        433,026
   5,500 Seagram Co. Ltd. (Wine & Spirits)......................        177,686
  12,300 Telus Corp. (Telecommunication Services)...............        272,360
  12,500 Transcanada Pipelines Ltd. (Utilities).................        278,535
   6,000 Westcoast Energy Inc. (Utilities)......................        138,307
                                                                   ------------
                                                                      4,898,940
                                                                   ------------
         FINLAND -- 0.73%
   1,400 Cultor Oyj 1 (Foods)...................................         76,067
  24,000 Merita Ltd. (Banking)..................................        131,282
   6,100 Mesta Serla Cl. B (Forest Products & Paper)............         47,588
   7,400 Nokia (Telecommunications).............................        525,681
   5,400 Outokumpu (Metals - Steel).............................         65,917
     500 Pohjola Insurance Co. (Insurance)......................         18,540
     231 Rauma (Industrial).....................................          3,604
   2,000 Sampo Insurance Co. (Insurance)........................         64,980
  10,300 UPM - Kymmene (Paper Products).........................        206,083
                                                                   ------------
                                                                      1,139,742
                                                                   ------------
         FRANCE -- 5.67%
   1,548 Accor Ltd. (Leisure & Tourism)(b)......................        287,834
   2,772 Alcatel Alsthom (Telecommunications)(b)................        352,367
   4,118 AXA UAP Certificate Of Guaranteed Value
          (Insurance)(b)........................................          4,037
   6,018 AXA UAP SA (Insurance)(b)..............................        465,692

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
INTERNATIONAL EQUITY PORTFOLIO
Portfolio of Investments (continued) -- December 31, 1997
(Unaudited)

                                 SECURITY                             VALUE
 SHARES                        DESCRIPTION                           (NOTE 2)
 ------                        -----------                           --------
         COMMON STOCKS (CONTINUED)
         FRANCE (CONTINUED)
   6,110 Banque Nationale de Paris (Financial)..................   $    324,785
     450 Cie Bancaire SA (Financial Services)(b)................         72,905
   3,486 Cie de St. Gobain (Building Materials).................        495,261
   3,200 Cie Financiere de Paribas (Financial -Banking).........        278,094
   3,590 Cie Generale Des Eaux (Utilities)......................        501,088
   4,590 CIE Generale Warrants expiring 12/31/01 (Diversified
          Operations)...........................................          3,119
   2,780 Dexia France (Insurance)...............................        321,972
  12,000 France Telecom SA (Telecommunications)(b)..............        435,287
   1,300 Groupe Danone (Food Products & Services)...............        232,216
   2,800 Lafarge SA (Building Materials)(b).....................        183,732
   8,800 Lagardere Group (Diversified)(b).......................        290,989
   4,111 Lyonnaise Des Eaux Dumez (Environmental)...............        454,949
   6,534 Michelin Cl. B (Tire & Rubber).........................        328,975
   7,226 Pechiney Cert. D'Invest (Metals).......................        285,289
   3,650 Peugeot SA (Auto Related)..............................        460,336
     650 Pinault Printemps Redoute (Merchandising)..............        346,812
  10,288 Rhone Poulenc Ord. (Pharmaceuticals)(b)................        460,884
  10,200 Seita (Tobacco)(b).....................................        366,096
   3,494 Societe Generale (Financial)(b)........................        476,077
   4,710 Societe Nationale Elf Aquitane (Oil & Gas).............        547,848
   9,200 Thomson CSF (Defense)(b)...............................        289,999
   4,367 Total Co. Cl. B (Oil & Gas)............................        475,297
   7,700 Unisor Sacilor (Iron & Steel)..........................        111,186
                                                                   ------------
                                                                      8,853,126
                                                                   ------------
         GERMANY -- 9.95%
   6,310 Allianz AG Holdings (Insurance)........................      1,634,861
   8,870 BASF AG (Chemicals)....................................        314,390
  22,940 Bayer AG (Chemical)(b).................................        857,093
     750 Bayerische Motoren Werke AG (Auto Related)(b)..........        560,853
  18,970 Commerzbank AG (Banking)...............................        746,734
  16,900 Continental AG (Tire & Rubber)(b)......................        373,029
   8,800 Daimler Benz AG (Auto Related).........................        617,458
  18,383 Deutsche Bank AG (Financial)...........................      1,298,033
  60,950 Deutsche Telekom AG (Telecommunications)...............      1,147,091
   6,850 Henkel KGAA Vorzug (Chemicals).........................        432,267
   5,400 Hochtief AG (Building Materials).......................        213,166
   7,370 Hoechst AG (Chemicals).................................        258,151
   1,130 Man AG (Machinery & Engineering).......................        327,327
   1,298 Mannesmann AG (Machineering & Engineering)(b)..........        656,000

                                 SECURITY                             VALUE
 SHARES                        DESCRIPTION                           (NOTE 2)
 ------                        -----------                           --------
         GERMANY (CONTINUED)
  12,808 Metro AG (Retail - Department Stores)..................   $    459,311
   3,215 Muenchener Rueckver AG (Insurance)(b)..................      1,211,926
   1,771 Preussag AG (Holding Company)(b).......................        540,575
  12,975 RWE AG (Oil & Gas)(b)..................................        696,146
   7,308 Schering AG (Pharmaceuticals)..........................        704,958
  14,100 Siemens AG (Manufacturing).............................        834,899
  15,132 Veba AG (Utilities)....................................      1,030,618
   1,125 Volkswagen AG (Auto Related)...........................        632,992
                                                                   ------------
                                                                     15,547,878
                                                                   ------------
         HONG KONG -- 0.96%
  39,000 Cheung Kong Holdings (Real Estate)(b)..................        255,552
  22,000 China Light & Power (Electric -  Distribution)(b)......        122,143
  21,000 Citic Pacific Ltd. (Diversified).......................         83,512
  16,700 Hang Seng Bank (Banking)(b)............................        161,178
  96,000 Hong Kong & China Gas Company Ltd. (Utilities - Natural
          Gas)(b)...............................................        185,926
 104,000 Hong Kong Telecommunications (Telecom Services)(b).....        214,177
  45,000 Hutchison Whampoa (Diversified Operations)(b)..........        282,376
  19,000 Sun Hung Kai Properties (Real Estate)(b)...............        132,473
  12,000 Swire Pacific Ltd. (Airlines)..........................         65,849
                                                                   ------------
                                                                      1,503,186
                                                                   ------------
         ITALY -- 4.35%
   5,000 Aeroporti Di Roma (Transportation)(b)..................         51,880
  26,510 Assic Generali (Insurance).............................        651,320
  75,000 Banca Commerciale Italiana (Banking)(b)................        260,814
 132,500 Credito Italiano (Financial - Banking)(b)..............        408,701
  51,500 Danieli Di Risp (Engineering)..........................        185,208
  31,600 Edison Spa (Utilities)(b)..............................        191,190
   5,900 ENI ADS - ADR (Oil)....................................        336,669
 121,000 Ente Nazionale Idrocarburi (Insurance).................        686,249
 225,750 Fiat Spa (Auto Related)(b).............................        344,656
  35,400 Istituto Mobiliare Italiano Spa (Financial
          Services)(b)..........................................        420,356
 122,400 Istituto Nazionale D Assicurazi (Insurance)............        248,122
  49,000 Italgas (Utilities)....................................        202,262
  13,000 Mediobanca Spa (Financial Services)(b).................        102,103
 416,840 Montedison Spa (Multi - Industries)....................        374,531
  39,000 Rinascente (Retail - Department Stores)(b).............        291,094
  38,000 Rinascente Savings Risp (Retail -  Department Stores)..        141,815
   1,400 Rinasecnte Savings Warrants expiring 12/31/99 (Retail -
           Department Stores)...................................          1,694

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
INTERNATIONAL EQUITY PORTFOLIO
Portfolio of Investments (continued) -- December 31, 1997
(Unaudited)

                                 SECURITY                              VALUE
 SHARES                         DESCRIPTION                           (NOTE 2)
 ------                         -----------                           --------
         COMMON STOCKS (CONTINUED)
         ITALY (CONTINUED)
  34,000 Sai Risp (Insurance)....................................   $    149,958
  33,555 Telecom Italia (Telecommunications)(b)..................        214,403
  81,000 Telecom Italia Mobile de Risp (Telecommunications)......        373,969
 137,930 Telecom Italia RNC (Telecommunications).................        608,343
 195,000 Tim Di Risp (Telecommunications)........................        554,623
                                                                    ------------
                                                                       6,799,960
                                                                    ------------
         JAPAN -- 18.80%
  63,000 Amada (Hand/Machine Tools)..............................        234,713
  40,000 Asahi Glass Co. (Building Materials)....................        190,505
  55,000 Bank Of Tokyo - Mitsubishi (Financial -Banking).........        760,485
  50,000 Canon Inc. (Business Equipment).........................      1,167,614
  21,000 Canon Sales (Business & Public Services)................        240,360
  58,000 Citizen Watch Co. (Jewelry).............................        389,845
  57,000 Dai Nippon Printing (Printing & Publishing).............      1,072,745
  51,000 Daiichi Pharmaceuticals (Pharmaceuticals)...............        575,895
  62,000 Daikin Kogyo Co. (Machinery & Engineering)..............        234,322
  31,000 Daiwa House Industries (Manufacturing/Housing)..........        164,311
  32,000 Denso Corp. (Auto Parts)................................        577,662
  24,600 Fanuc Co. (Electronic Components).......................        933,507
  37,000 Fujitsu (Computer Equipment)............................        397,911
 122,000 Hitachi Ltd. (Electrical & Electronics).................        871,562
  20,000 Honda Motor Co. (Auto Related)..........................        735,904
   8,000 Hoya Corp. (Electrical Components)......................        251,959
  49,000 Inax (Building Materials)...............................        142,656
  24,000 Ito Yokado Co. (Retail - Grocery).......................      1,225,996
  62,000 Kaneka Corp. (Chemicals)................................        280,519
  71,000 Keio Teito Electric Railway (Transportation)............        272,154
  71,000 Kintetsu-Kinki Nippon Railway (Transportation)..........        380,143
  68,000 Kirin Brewery Co. Ltd. (Brewery)........................        496,236
  20,000 Kokuyo (Office/Business)................................        345,675
  75,000 Kuraray Co. Ltd. (Chemicals)............................        622,215
   7,000 Kyocera Corp. (Electronics).............................        318,328
  33,000 Marui (Retail)..........................................        514,595
  92,000 Matsushita Electric Co. (Electronic Components).........      1,349,824
  68,000 Mitsubishi Paper Mills (Forest Products & Paper)........         95,591
 101,000 NGK Insulators (Industrial Components)..................        899,985

                  SECURITY               VALUE
 SHARES          DESCRIPTION            (NOTE 2)
 ------          -----------            --------
         JAPAN (CONTINUED)
   5,300 Nintendo (Toys)...........   $    521,125
  40,000 Nippon Meat Packers (Food
          Processing)..............        546,935
  47,000 Nippon Steel Corp.
          (Steel)..................         69,680
  67,000 Okumura (Construction)....        159,548
 118,000 Osaka Gas Corp.
          (Utilities)..............        270,118
  44,000 Sankyo Pharmaceutical
          (Pharmaceuticals)........        997,081
  15,000 Secom Co. (Business &
          Public Services).........        960,977
  42,000 Seino Transport (Trucking
          & Leasing)...............        210,032
  96,000 Sekisui House
          (Manufacturing/Housing)..        618,713
  17,000 Shinmaywa Industries
          (Industries).............         41,788
  14,200 Sony Corp. (Electrical &
          Electronics).............      1,265,326
  66,000 Sumitomo Bank Ltd.
          (Financial)..............        755,416
  73,000 Sumitomo Chemical Co.
          (Chemicals)..............        168,229
  51,000 Sumitomo Electric (Metal
          Fabricate/Hardware)......        697,342
  38,000 Takeda Chemical Industries
          (Pharmaceuticals)........      1,085,881
  11,000 TDK Corp. (Electrical &
          Electronics).............        831,464
  56,000 Tokio Marine & Fire
          (Insurance)..............        636,657
  16,200 Tokyo Electric Power
          (Utilities)..............        296,175
  33,000 Tokyo Steel (Steel).......        111,791
  45,000 Tonen Corp. (Oil & Gas)...        243,355
 221,000 Toray Industries
          (Chemicals)..............        993,125
 145,000 Toshiba Corp. (Electrical
          & Electronics)...........        604,816
  36,000 Toyo Suisan Kaisha (Food
          Processing)..............        249,992
  35,000 Toyota Motor Corp. (Auto
          Related).................      1,005,531
  30,000 Yamazaki Baking Co. Ltd.
          (Food Processing)........        292,672
                                      ------------
                                        29,376,986
                                      ------------
         MALAYSIA -- 1.59%
  60,000 Hume (Building Products)..         63,171
 130,000 Kuala Lumpur
          (Miscellaneous -
          Materials)...............        280,115
 107,000 Land & General (Forest
          Paper & Products)........         19,880
  68,000 Malayan Banking
          (Financial)..............        198,287
  58,000 Malaysia International
          Shipping
          (Transportation).........         85,312
  32,000 Nestle Malaysia (Food
          Processing)..............        148,637
  61,000 New Straits Times Press
          Berhad (Publishing &
          Printing)................         75,872
  39,000 Perusahaan Otomobil
          Nasional
          (Automotive)(b)..........         38,243
  53,000 Petronas Gas Berhad
          (Utilities - Natural
          Gas).....................        121,039
  41,000 Public Bank (Local) Rights
          (Financial)(b)...........              0

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
INTERNATIONAL EQUITY PORTFOLIO
Portfolio of Investments (continued) -- December 31, 1997
(Unaudited)

                                 SECURITY                             VALUE
 SHARES                        DESCRIPTION                           (NOTE 2)
 ------                        -----------                           --------
         COMMON STOCKS (CONTINUED)
         MALAYASIA (CONTINUED)
 115,200 Public Bank Berhard (Financial)........................   $     39,835
  96,000 Public Bank Rights (Financial)(b)......................              0
  49,200 Public Bank - Local (Financial)........................         15,362
  55,000 Resorts World Berhard (Entertainment)..................         92,963
  35,000 Rothmans Pall Mall (Tobacco)...........................        273,212
 182,000 Sime Darby Berhard (Holding Company)...................        175,650
 132,500 Telekom Malaysia (Telecommunications)(b)...............        393,205
 148,000 Tenega Nasional (Utilities)............................        316,990
  25,000 UMW Holdings Berhard (Machinery & Equipment)...........         19,031
  44,000 United Engineers Berhad (Engineering)..................         36,788
   3,600 YTL Corp Warrants expiring 9/20/02
          (Telecommunications)(b)...............................          1,468
  64,000 YTL Corporation Berhard (Telecommunications)...........         86,705
   1,700 YTL Power International (Telecommunications)(b)........          1,312
                                                                   ------------
                                                                      2,483,077
                                                                   ------------
         NETHERLANDS -- 4.23%
  27,640 ABN-Amro Holding NV (Financial)........................        538,300
   1,000 Akzo Nobel (Chemicals).................................        172,370
  32,400 Elsevier (Publishing & Printing).......................        523,972
   2,300 Heineken (Beverages)...................................        400,306
  15,961 ING Groep NV (Financial)...............................        672,059
   4,264 KLM Royal Dutch Air (Transportation)(b)................        157,677
   3,031 Kon Hoogovens (Iron & Steel)...........................        124,187
  16,511 Koninklijke NV (Telecommunications)....................        688,705
   8,550 Philips Electronics (Electronic Components)............        512,612
  37,580 Royal Dutch Petroleum (Oil & Gas)......................      2,062,248
  12,240 Unilever NV (Food Processing)..........................        754,363
                                                                   ------------
                                                                      6,606,799
                                                                   ------------
         NEW ZEALAND -- 3.03%
 967,900 Brierley Investment Co. (Multi-Industries).............        691,277
 333,400 Carter Holt Harvey (Forest Products & Paper)(b)........        514,948
 110,700 Fletcher Challenge Building Ltd. (Building &
          Materials)............................................        226,259
 122,700 Fletcher Challenge Energy Ltd. (Oil & Gas).............        429,614
 237,589 Fletcher Challenge Forestery (Forest Produsts &
          Paper)(b).............................................        197,278

                                 SECURITY                             VALUE
 SHARES                        DESCRIPTION                           (NOTE 2)
 ------                        -----------                           --------
         NEW ZEALAND (CONTINUED)
 220,400 Fletcher Challenge Paper Ltd. (Forest Products &
          Paper)................................................   $    287,946
  84,000 Lion Nathan Ltd. (Brewery).............................        188,271
   6,200 New Zealand Telecom - ADR (Telecommunications).........        240,250
 404,800 Telecom Corp. Of New Zealand (Telecommunications)(b)...      1,962,652
                                                                   ------------
                                                                      4,738,495
                                                                   ------------
         SINGAPORE -- 1.90%
  37,000 City Development (Real Estate).........................        171,530
  71,000 DBS Land (Real Estate).................................        108,874
  35,000 Development Bank Of Singapore (Banking)(b).............        299,554
  11,000 Elec & Eltek International (Electrical Equipment)......         50,380
  14,000 Fraser & Neave (Beverages).............................         60,743
 114,000 Hotel & Properties (Lodging)...........................         74,532
  38,250 Keppel Corp. (Machinery & Equipment)...................        110,033
  41,000 Keppel Land Limited (Real Estate)......................         56,535
  32,000 Natsteel (Iron/Steel)..................................         43,364
  61,000 Overseas Chinese Banking Corp. (Banking)(b)............        355,305
  63,000 Singapore International Airlines (Transportation)......        411,887
  18,000 Singapore Press Holdings (Telecommunications)..........        225,736
 295,000 Singapore Telecom Ltd. (Telecommunications)(b).........        550,549
  67,000 United Overseas Bank (Banking)(b)......................        372,333
  11,000 Venture Manufacturing Ltd. (Computers).................         30,728
  40,000 Wing Tai Holdings Ltd. (Holding Company)...............         46,835
                                                                   ------------
                                                                      2,968,918
                                                                   ------------
         SPAIN -- 2.37%
     400 Acerinox SA (Steel)(b).................................         59,119
  13,200 Banco Bilbao Vizcaya (Financial).......................        426,141
  10,620 Banco Central Hispanoamericano (Financial).............        258,007
   4,000 Banco Popular Espanol (Financial)......................        278,960
  10,500 Banco Santander SA (Financial).........................        349,977
   4,200 Corporacion Mapfre SA (Insurance)......................        111,113
  25,100 Endesa-Empresa Nacional de Electric (Utilities)........        444,604
   4,800 Fomento De Construcciones (Construction)...............        182,306
   4,900 Gas Natural SDG (Gas Production).......................        253,487
  26,900 Iberdrola SA (Utilities)(b)............................        353,183

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
INTERNATIONAL EQUITY PORTFOLIO
Portfolio of Investments (continued) -- December 31, 1997
(Unaudited)

                                 SECURITY                              VALUE
 SHARES                         DESCRIPTION                           (NOTE 2)
 ------                         -----------                           --------
         COMMON STOCKS (CONTINUED)
         SPAIN (CONTINUED)
   4,400 Repsol SA (Oil & Gas)...................................   $    187,283
   2,300 Repsol SA - ADR (Oil & Gas).............................         97,894
     600 Tabacalera SA (Beverages)...............................         48,523
  15,800 Telefonica De Espana (Telecommunications)...............        450,068
   3,600 Vallehermoso SA (Real Estate)...........................        110,091
   3,800 Viscofan (Food Processing)..............................         95,180
                                                                    ------------
                                                                       3,705,936
                                                                    ------------
         SWEDEN -- 1.66%
  11,500 Abb AB Cl. A (Engineering)..............................        136,337
  26,500 Astra AB Cl. A (Pharmaceuticals)........................        459,553
   1,800 Electrolux AB Cl. B (Manufacturing -  Consumer Goods)...        125,087
   9,200 Ericsson LM Cl. B (Telecommunications)..................        346,353
   6,300 Hennes & Mauritz AB Cl. B (Clothing)....................        278,097
  61,200 Nordbanken Holding AB (Holding Company)(b)..............        346,565
   4,600 Securitas AB Cl. B (Services)...........................        139,237
   3,400 Skanska AB Cl. B (Engineering)..........................        139,578
   5,500 Svenska Handelsbanken Cl. A (Banking -
          Financial).............................................        190,411
  50,400 Swedish Match AB (Tobacco)..............................        168,447
   9,800 Volvo AB (Automotive)...................................        263,265
                                                                    ------------
                                                                       2,592,930
                                                                    ------------
         SWITZERLAND -- 4.93%
     145 ABB AG (Electrical & Electric)..........................        182,231
   4,955 Credit Suisse Group (Financial).........................        766,954
     241 Holderbank (Building Materials & Components)............        196,748
     580 Nestle SA (Food Processing).............................        869,543
   1,240 Novartis AG (Pharmaceuticals)...........................      2,012,740
     140 Roche Holding AS - Genusshein (Pharmaceuticals).........      1,390,795
     339 Schw Lebensv & Rentenanst (Insurance)...................        266,306
     352 Schw Rueckversicherungs (Insurance).....................        658,629
     270 Sulzer AG (Manufacturing - Consumer Goods)..............        171,235
     156 Swiss Air (Transportation)(b)...........................        213,684
     360 Union Bank of Switzerland (Financial)...................        520,731
     970 Zuerich Vericherung (Insurance).........................        462,379
                                                                    ------------
                                                                       7,711,975
                                                                    ------------
         UNITED KINGDOM -- 22.49%
  39,000 Abbey National PLC (Commercial Banks)...................        672,292
 189,300 B.A.T. Industries (Tobacco).............................      1,724,925

                                 SECURITY                            VALUE
 SHARES                        DESCRIPTION                          (NOTE 2)
 ------                        -----------                          --------
         UNITED KINGDOM (CONTINUED)
  22,000 Barclays PLC (Banking).................................  $    583,866
  23,500 Bass PLC (Brewery).....................................       361,461
 200,912 BG Ord (Transportation - Gas)..........................       904,636
 148,000 Billiton PLC (Oil & Gas)(b)............................       377,582
  85,100 Booker PLC (Food Processing)...........................       444,009
  95,000 British Energy PLC (Utilities).........................       670,509
 113,019 British Petroleum Co. PLC (Oil & Gas)..................     1,486,726
  51,000 British Sky Broadcasting Group PLC (Broadcasting &
          Publishing)...........................................       380,491
 133,800 British Steel PLC (Steel/Iron)(b)......................       289,684
 173,600 British Telecom PLC (Telecommunications)...............     1,368,619
  72,000 BTR PLC (Industrial Holdings)..........................       220,663
  40,000 Cable & Wireless PLC (Telecommunications)..............       351,338
  68,000 Cadbury Schweppes PLC (Food Processing)................       676,055
 155,500 Centrica PLC (Utilities)(b)............................       224,870
  37,053 Charter (Multi-Industries).............................       455,148
 162,400 Coats Viyella (Textiles & Apparel).....................       244,188
  82,500 Diageo PLC (Beverages).................................       757,173
 192,000 FKI PLC (Electronics)..................................       605,788
 169,700 General Electric PLC (Electrical & Electronics)........     1,112,686
 100,800 Glaxo Wellcome PLC (Pharmaceuticals)...................     2,381,977
  62,000 Great Universal (Merchandising)........................       764,137
  50,000 Greenalls Group PLC (Retail -  Department Stores)......       360,705
  43,000 H.S.B.C. Holdings PLC (Financial Services).............     1,110,101
  63,175 Hanson PLC (Food Processing)...........................       282,898
 198,100 Hillsdown Holdings (Food Processing)...................       483,425
 212,200 House Of Fraser (Retail - Department Stores)...........       699,162
 106,000 Inchcape PLC (Commercial Services).....................       281,317
  96,500 Legal And General (Insurance)..........................       832,539
 144,700 Lloyds TSB Group Plc (Financial).......................     1,869,000
 116,100 Marks & Spencer PLC (Retail -  Department Stores)......     1,142,818
 201,100 Mirror Group PLC (Publishing & Printing)...............       649,371
  39,700 National Westminster Bank (Financial)..................       658,590
 115,000 Northern Foods PLC (Foods).............................       497,017
  73,300 Peninsular & Oriental Steam Navigation Co.
          (Transportation)......................................       841,975
  21,110 Reckitt & Colman (Household Products)..................       331,464

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
INTERNATIONAL EQUITY PORTFOLIO
Portfolio of Investments (continued) -- December 31, 1997
(Unaudited)

                                 SECURITY                              VALUE
 SHARES                         DESCRIPTION                           (NOTE 2)
 ------                         -----------                           --------
         COMMON STOCKS (CONTINUED)
         UNITED KINGDOM (CONTINUED)
  44,000 Reuters Holdings PLC (Publishing & Printing)............   $    483,362
  44,100 Rio Tinto PLC (Mining)..................................        511,274
 107,500 RJB Mining PLC (Mining).................................        231,418
  63,480 Royal & Sun Alliance Insurance Group PLC (Insurance)....        636,333
  47,400 Scottish Hydro (Utilities - Electric)...................        391,800
 258,700 Sears (Retail - Department Stores)......................        223,189
 177,300 Sedgwick Group (Insurance)..............................        410,815
 105,000 Smithkline Beecham (Pharmaceuticals)....................      1,079,281
 156,762 Smurfit (Jefferson) Group (Packaging)...................        435,357
  50,000 Tate + Lyle (Food Processing)...........................        412,469
  76,600 Tesco (Retail - Grocery)................................        616,798
  52,600 Thames Water (Utilities)................................        787,448
  46,000 Unilever (Food Processing)..............................        394,212
 102,500 Vodafone (Telecommunications)...........................        747,026
 120,000 Williams Holdings (Consumer Services)...................        680,328
                                                                    ------------
                                                                      35,140,315
                                                                    ------------
         TOTAL COMMON STOCKS
          (COST $142,812,207)....................................    146,875,858
                                                                    ------------

 PRINCIPAL                       SECURITY                            VALUE
  AMOUNT                        DESCRIPTION                         (NOTE 2)
 ---------                      -----------                         --------
           TIME DEPOSIT -- 6.22%
           UNITED STATES -- 6.22%
 9,500,000 Bankers Trust Time Deposit 6.125%, 1/2/98...........   $  9,500,000
   220,693 Bankers Trust Weekly Time Deposit 5.375%, 1/7/98....        220,693
                                                                  ------------
                                                                     9,720,693
                                                                  ------------
           TOTAL TIME DEPOSIT (COST $9,720,693)................      9,720,693
                                                                  ------------
           TOTAL INVESTMENTS (COST $152,532,900) (A) --
             100.21%...........................................    156,596,551
           LIABILITIES IN EXCESS OF OTHER ASSETS (0.21)%.......       (322,382)
                                                                  ------------
           TOTAL NET ASSETS -- 100.00%.........................   $156,274,169
                                                                  ============

--------
 * Passive Foreign Investment Company
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation........................................ $ 20,942,673
   Unrealized depreciation........................................  (16,879,022)
                                                                   ------------
   Net unrealized appreciation.................................... $  4,063,651
                                                                   ============

(b) Represents non-income producing security.
ADR--American Depositary Receipt
PLC--Public Liability Company

     CONTRACT                                             VALUE ON
      AMOUNT                                 SETTLEMENT ORIGINATION     VALUE ON     APPRECIATION
 (LOCAL CURRENCY)                               DATE       DATE         12/31/97    (DEPRECIATION)
 ----------------                            ---------- ------------  ------------  --------------
                  CURRENCY PURCHASED
       3,400,000  Canadian Dollar.........    2/20/98     $2,470,930    $2,378,620     ($92,310)
       9,300,000  Danish Kroner...........    2/20/98      1,339,286     1,360,226       20,940
      17,000,000  French Franc............    2/20/98      2,770,083     2,832,861       62,778
     411,000,000  Japanese Yen............    2/20/98      3,165,069     3,180,129       15,060
       2,650,000  Netherlands Guilder.....    2/20/98      1,326,974     1,310,519      (16,455)
       5,900,000  Norwegian Krone.........    2/20/98        840,001       800,619      (39,382)
       8,700,000  Swedish Krone...........    2/20/98      1,091,867     1,098,776        6,909
       5,400,000  Swiss Franc.............    2/20/98      3,633,917     3,720,033       86,116
                                                        ------------  ------------     --------
                  Total Currency Purchased               $16,638,127   $16,681,784      $43,656
                                                        ============  ============     ========
                  CURRENCY SOLD
      (5,100,000) Australia Dollar........    2/20/98    ($3,745,725)  ($3,327,244)    $418,481
    (125,000,000) Belgian Franc...........    2/20/98     (3,360,594)   (3,378,652)     (18,058)
      (5,450,000) British Pound...........    2/20/98     (8,638,250)   (8,934,426)    (296,176)
      (1,200,000) German Mark.............    2/20/98       (658,979)     (669,120)     (10,141)
     (11,500,000) Hong Kong Dollar........    2/20/98     (1,461,245)   (1,480,147)     (18,902)
  (1,340,000,000) Italian Lire............    2/20/98       (787,536)     (757,490)      30,046
      (3,350,000) Malaysian Ringgit.......    2/20/98     (1,190,476)     (864,605)     325,871
      (2,100,000) Singapore Dollar........    2/20/98     (1,385,224)   (1,245,625)     139,599
                                                        ------------  ------------     --------
                  Total Currency Sold                   ($21,228,029) ($20,657,309)    $570,720
                                                        ============  ============     ========

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
THE LIMITED DURATION MUNICIPAL BOND PORTFOLIO
Portfolio of Investments -- December 31, 1997
(Unaudited)

 PRINCIPAL                SECURITY                         MATURITY    VALUE
   AMOUNT                DESCRIPTION                RATE     DATE    (NOTE 2)
 ----------              -----------                ----   --------  --------
            MUNICIPAL BONDS -- 96.66%
            ALABAMA -- 0.45%
 $   40,000 Homewood Alabama, Prerefunded 2/1/99
             @ 102..............................    8.250%  2/1/04  $    42,284
    180,000 Pell City Alabama Industrial
             Development, Shelby Steel
             Fabricators, AMT
             (LOC - Southtrust Bank)............    7.700   9/1/01      182,137
                                                                    -----------
                                                                        224,421
                                                                    -----------
            ARIZONA -- 0.98%
    120,000 Gila County Arizona Industrial
             Development Authority Revenue,
             Prerefunded 2/15/01
             @ 100..............................   11.250   4/1/01      143,700
     45,000 Maricopa County Arizona Industrial
             Development Authority, Housing
             Facility Revenue, Escrowed to
             Maturity...........................    6.750  12/1/03       47,925
    300,000 Valley Housing Development Revenue,
             Section 8 Assistance...............    8.000  10/1/20      303,093
                                                                    -----------
                                                                        494,718
                                                                    -----------
            ARKANSAS -- 8.64%
     45,000 Arkansas State Development Finance
             Authority..........................    9.375   8/1/14       45,976
     95,000 Arkansas State Development Finance
             Authority (Insured - FHA)..........    8.000  8/15/11      102,956
  2,400,000 Arkansas State Development Finance
             Authority (Insured - MBIA).........    5.100  10/1/16    2,450,999
  1,100,000 Rogers Arkansas Sales & Use Tax
             Revenue............................    5.000  11/1/15    1,135,750
    366,817 Springdale Arkansas Residential
             Housing Series A (FNMA Coll.)......    7.650   9/1/11      400,747
    215,000 Washington County Hospital Revenue,
             Escrowed to Maturity (Insured -
              AMBAC)............................    6.500   1/1/00      221,181
                                                                    -----------
                                                                      4,357,609
                                                                    -----------
            CALIFORNIA -- 8.73%
  1,500,000 Abag Finance Authority For
             Nonprofit..........................    6.000  10/1/07    1,500,150
     45,000 California Health Facility Authority
             Revenue, Prerefunded 5/1/99 @ 102..    7.600   6/1/15       47,756
    135,000 Chino California University School
             District, Capital Construction
             Project, Series A
             (LOC - National Westminster),
             Prerefunded 9/1/98 @ 102...........    8.000   9/1/04      141,380
    490,000 City of Vallejo Housing Authority,
             Multi-Family Housing Revenue,
             Mandatory Put 6/1/99
             @ 100 (Surety Bond with Continental
             Casualty)..........................    5.000   6/1/07      491,548
  2,015,000 Los Angeles California Multifamily
             Housing Revenue, AMT (FNMA Coll.)..    4.850   7/1/02    2,040,187
    170,000 Los Angeles Community Redevelopment
             Agency Housing Revenue.............    5.500  12/1/05      178,925
                                                                    -----------
                                                                      4,399,946
                                                                    -----------
            COLORADO -- 1.39%
    290,000 Aurora Colorado Housing Authority,
             Single Family Mortgage Revenue.....    7.300   5/1/10      316,100
    220,000 Colorado Housing Finance Authority,
             AMT................................    6.850   8/1/22      227,150
     80,000 Commerce City Colorado Single Family
             Mortgage Revenue, Series A.........    6.875   3/1/12       84,900
     70,000 Denver Colorado City & County
             Industrial Development Revenue
             (LOC - Colorado National Bank).....    6.500   6/1/99       72,013
                                                                    -----------
                                                                        700,163
                                                                    -----------
            CONNECTICUT -- 0.25%
    120,000 Connecticut State Resource Recovery
             Authority..........................    7.625   1/1/09      124,800
                                                                    -----------
            DELAWARE -- 2.29%
     75,000 Delaware Transit Authority, Escrowed
             to Maturity........................    9.000   7/1/01       83,719
    550,000 Wilmington Delaware Hospital
             Revenue, Osteopathic Hospital
             Series A, Prerefunded
             10/1/98 @ 102......................   10.000  10/1/03      582,813
    482,919 Wilmington Delaware Industrial
             Development Revenue, Lewis Epstein
             Project
             (LOC - Wilmington Trust)...........    8.085  10/1/04      484,730
                                                                    -----------
                                                                      1,151,262
                                                                    -----------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
THE LIMITED DURATION MUNICIPAL BOND PORTFOLIO
Portfolio of Investments (continued) -- December 31, 1997
(Unaudited)

 PRINCIPAL                SECURITY                         MATURITY    VALUE
   AMOUNT                DESCRIPTION                RATE     DATE    (NOTE 2)
 ----------              -----------                ----   --------  --------
            MUNICIPAL OBLIGATIONS (CONTINUED)
            DIST OF COLUMBIA -- 0.01%
 $    5,000 District Of Columbia Revenue (Howard
             University), Series A (Insured -
              MBIA).............................    8.000% 10/1/17  $     5,148
                                                                    -----------
            FLORIDA -- 0.66%
     35,000 Dade County Florida Entitlement
             Revenue, Prerefunded 2/1/00 @ 103
             (Insured - AMBAC)..................    9.750   2/1/03       38,894
    225,000 Dade County, Florida Health
             Facilities (Insured - FHA INS).....    7.600   8/1/24      241,031
     50,000 Florida State Division Board Finance
             Department (Insured - MBIA)........    6.600   7/1/02       51,063
                                                                    -----------
                                                                        330,988
                                                                    -----------
            GEORGIA -- 0.54%
     60,000 Cobb County, Georgia Water & Sewer,
             escrowed to maturity...............    9.500   1/1/02       71,475
     90,000 Fulton County Housing Authority,
             Single-Family Revenue, AMT (GNMA
             Coll.).............................    6.200   3/1/13       96,075
    100,000 Georgia Electric Authority,
             Crossover Refunding 1/1/98 @ 102...    8.125   1/1/17      102,000
                                                                    -----------
                                                                        269,550
                                                                    -----------
            ILLINOIS -- 7.81%
    270,000 Bloomingdale Illinois Water & Sewer
             (Insured - MBIA)...................    7.800   5/1/06      291,263
    300,000 Evergreen Park Hospital Revenue,
             Prerefunded 2/15/98 @ 102
             (Insured - MBIA)...................    7.750  2/15/09      307,266
    200,000 Evergreen Park Illinois, Prerefunded
             2/15/98 @ 102 (Insured - MBIA).....    7.300  2/15/01      204,748
  2,000,000 Illinois Health Facilities
             Authority, Partial Prerefunded
             4/1/99 @ 102.......................    7.375   4/1/08    2,115,000
    100,000 Illinois State, General Obligation
             Bonds..............................    4.750   8/1/99      100,039
     95,000 Macomb Illinois Elderly Housing
             Corp. Revenue......................    7.250   9/1/98       96,078
    500,000 St. Clair County Public Building
             Revenue, Escrowed to Maturity
             (Insured - MBIA)...................    8.000  12/1/05      508,455
    290,000 Woodridge Mortgage Revenue, Series
             1992-1.............................    7.250  12/1/10      308,850
                                                                    -----------
                                                                      3,931,699
                                                                    -----------
            INDIANA -- 4.25%
    225,000 Adams County Industrial Economic
             Development Revenue, AMT (LOC -
              Fuji Bank)........................    7.450   6/1/00      231,336
    295,000 Indiana State Toll Road Revenue,
             Prerefunded 1/1/98 @ 100...........   10.000   1/1/00      295,000
    100,000 Indianapolis, Indiana Utility
             District, Escrowed to Maturity.....    6.600   6/1/98      101,161
  1,385,000 Lawrence Indiana Multifamily
             Revenue, AMT (FMNA Coll.)..........    5.050   1/1/08    1,424,819
     80,000 Vigo County Indiana Hospital
             Authority Revenue, Prerefunded
             4/1/98 @100 and 4/1/99
             @ 100..............................   10.375   4/1/10       86,000
                                                                    -----------
                                                                      2,138,316
                                                                    -----------
            KANSAS -- 0.05%
     25,000 Wichita Kansas Hospital Development,
             Escrowed to Maturity...............    6.625  10/1/98       25,447
                                                                    -----------
            KENTUCKY -- 0.22%
     35,000 Kentucky State Pollution Authority,
             Escrowed to Maturity...............    5.900   8/1/03       36,838
     75,000 University of Kentucky (Insured -
              MBIA).............................    5.000   5/1/98       75,299
                                                                    -----------
                                                                        112,137
                                                                    -----------
            LOUISIANA -- 6.92%
    195,000 Calcasieu Parish Louisiana Public
             Transportation Authority...........    6.375  11/1/02      207,675
     20,000 East Baton Rouge Parish Hospital,
             Escrowed to Maturity...............    6.200  10/1/02       21,000
  2,500,000 Louisiana Public Facility Authority,
             Series A-1, Mandatory Put 6/1/02 @
             100
             (Insured - AMBAC)..................    5.000  12/1/15    2,559,375
    170,000 Parish of Ouachita Louisiana
             Industrial Development (LOC -
              Regions Bank of Louisiana)........    4.125   8/1/98      170,228
    325,000 Parish of Ouachita Louisiana
             Industrial Development (LOC -
              Regions Bank of Louisiana)........    4.800   8/1/02      330,281
    195,000 Parish of Ouachita Louisiana
             Industrial Development (LOC -
              Regions Bank of Louisiana)........    4.300   8/1/99      195,488
                                                                    -----------
                                                                      3,484,047
                                                                    -----------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
LIMITED DURATION MUNICIPAL BOND PORTFOLIO
Portfolio of Investments (continued) -- December 31, 1997
(Unaudited)

 PRINCIPAL                SECURITY                         MATURITY    VALUE
   AMOUNT                DESCRIPTION                RATE     DATE    (NOTE 2)
 ----------              -----------                ----   --------  --------
            MUNICIPAL OBLIGATIONS (CONTINUED)
            MAINE -- 0.65%
 $   65,000 Maine Educational Loan Authority,
             AMT................................    6.150%  12/1/98 $    66,218
    250,000 Maine State Housing Authority.......    7.900  11/15/06     262,603
                                                                    -----------
                                                                        328,821
                                                                    -----------
            MASSACHUSETTS -- 1.53%
    145,000 Boston Massachusetts Water & Sewer,
             Escrowed to Maturity...............   10.650    1/1/99     150,810
    485,000 Massachusetts Finance Agency,
             Prerefunded 11/15/00 @ 102.........    8.400  11/15/08     545,625
     75,000 Plymouth County Massachusetts,
             Certificates of Participation,
             Series A...........................    6.100    4/1/98      75,337
                                                                    -----------
                                                                        771,772
                                                                    -----------
            MICHIGAN -- 4.16%
    455,000 Michigan State Housing Development
             Authority..........................   10.375    4/1/10     518,700
  1,305,000 Michigan State Housing Development
             Authority, Home Improvement, Series
             B, AMT.............................    7.650   12/1/12   1,378,407
    195,000 Michigan State Strategic Fund
             (Insured - FHA)....................    6.000    2/1/00     199,631
                                                                    -----------
                                                                      2,096,738
                                                                    -----------
            MINNESOTA -- 1.46%
    400,000 Apple Valley Housing Development
             Revenue (LOC - Banque Paribas).....    7.400    8/1/98     405,976
     58,000 Dakota County Housing Authority, AMT
             (GNMA/FNMA Coll.)..................    5.100   10/1/98      58,517
    110,000 Dakota County, Minnesota, AMT
             (GNMA/FNMA Coll.)..................    5.200   10/1/99     111,925
    150,000 St Paul Minnesota Port Authority,
             Prerefunded 12/1/98 @ 102..........    8.000   12/1/07     158,568
                                                                    -----------
                                                                        734,986
                                                                    -----------
            MISSISSIPPI -- 0.75%
    250,000 Mississippi Business Finance Corp.
             Industrial Development Authority
             Series 1996, AMT (LOC - National
             Bank Commerce).....................    4.800    9/1/98     250,797
    125,000 Mississippi Home Corp. Mortgage
             Access Program, Single-Family
             Mortgage Revenue, AMT (GNMA
             Coll.).............................    4.500    6/1/99     125,469
                                                                    -----------
                                                                        376,266
                                                                    -----------
            MISSOURI -- 0.99%
     30,000 North Kansas City Missouri Hospital,
             Escrowed to Maturity...............    5.700    3/1/98      30,042
    425,000 St. Louis County, Single-Family
             Mortgage Revenue (Insured -
              AMBAC)............................    9.250   10/1/16     469,625
                                                                    -----------
                                                                        499,667
                                                                    -----------
            NEBRASKA -- 0.52%
    225,000 Consumer Public Power...............    5.100    1/1/03     225,605
     35,000 Douglas County, Hospital Authority
             Revenue, Escrowed to Maturity......    7.250   10/1/98      35,540
                                                                    -----------
                                                                        261,145
                                                                    -----------
            NEVADA -- 1.47%
     50,000 Nevada Housing Development, AMT
             (FNMA Coll.).......................    5.850    4/1/98      50,227
    650,000 Sparks Nevada Redevelopment Agency
             Tax Allocation Revenue (Insured -
              Asset GTY)........................    3.900   1/15/98     650,039
     40,000 Washoe Nevada Housing and Finance
             (Insured - MBIA FHA 221 (D) 4).....    6.875    7/1/21      42,400
                                                                    -----------
                                                                        742,666
                                                                    -----------
            NEW HAMPSHIRE -- 0.81%
    395,000 New Hampshire State Housing Finance
             Authority, AMT (LOC - Bank of Tokyo
             Mitsubishi)........................    7.900    7/1/00     407,838
                                                                    -----------
            NEW JERSEY -- 0.51%
    250,000 Middlesex County Utilities Sewer
             Authority..........................    6.550   2/15/98     254,973
                                                                    -----------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
LIMITED DURATION MUNICIPAL BOND PORTFOLIO
Portfolio of Investments (continued) -- December 31, 1997
(Unaudited)

 PRINCIPAL                 SECURITY                        MATURITY    VALUE
   AMOUNT                DESCRIPTION                RATE     DATE    (NOTE 2)
 ----------              -----------                ----   --------  --------
            MUNICIPAL OBLIGATIONS (CONTINUED)
            NEW MEXICO -- 1.31%
 $  250,000 Alamagordo Municipal School
             District............................   7.125%  1/15/08 $   256,528
    330,000 New Mexico Management, Finance
             Authority, AMT, Optional Put 11/1/98
             @ 100...............................   4.100    3/1/19     330,112
     75,000 New Mexico Managment Finance
             Authority...........................   5.700    1/1/98      75,000
                                                                    -----------
                                                                        661,640
                                                                    -----------
            NEW YORK -- 6.11%
    425,000 Amherst New York Industrial
             Development Agency (LOC - Keybank)..   4.500   10/1/00     426,594
    445,000 Amherst New York Industrial
             Development Agency (LOC - Keybank)..   4.650   10/1/01     447,781
    540,000 New York City Industrial Development
             Revenue, Series I, AMT,
             Mandatory Put 11/1/98 @ 100 (LOC -
              Algemene Bank).....................   8.000   11/1/08     548,689
  1,060,000 New York City Industrial Development
             Revenue, Series J, AMT,
             Mandatory Put 11/1/98 @ 100 (LOC -
              Algemene Bank).....................   8.000   11/1/08   1,077,055
    555,000 New York State Housing Finance
             Agency..............................   7.900   11/1/99     575,119
                                                                    -----------
                                                                      3,075,238
                                                                    -----------
            OHIO -- 1.26%
    300,000 Cleveland Ohio Airport Systems
             Revenue.............................   7.000    1/1/06     308,093
    150,000 Lucas County Ohio Hospital Revenue,
             Prerefunded 11/15/99 @ 102
             (Insured - MBIA)....................   6.750  11/15/09     159,188
    110,000 Ohio State Air Quality Development
             Authority Revenue, Escrowed to
             Maturity
             (LOC - Societe Generale)............   7.875   11/1/00     117,563
     45,000 Ohio State Water Development
             Authority Revenue, Escrowed to
             Maturity............................   8.000   12/1/04      51,075
                                                                    -----------
                                                                        635,919
                                                                    -----------
            OKLAHOMA -- 0.58%
    280,000 Oklahoma State Industrial Authority
             Revenue, Escrowed to Maturity.......   6.250   10/1/02     294,350
                                                                    -----------
            PENNSYLVANIA -- 13.43%
     40,000 Allegheny County Pennsylvania
             Hospital............................   7.500    8/1/13      40,885
    385,000 Allegheny Pennsylvania Resident
             Authority, Monthly Put, AMT (GNMA
             Coll.)*.............................   4.000   12/1/14     392,700
     95,000 Athens Pennsylvania Area School
             Authority, Escrowed to Maturity.....   6.250    4/1/02     102,838
    200,000 Beaver County Pennsylvania Industrial
             Development Authority Pollution.....   6.000    5/1/07     200,236
    210,000 Catasauqua Pennsylvania Area School
             Authority, Escrowed to Maturity.....   8.400   2/15/01     224,438
     25,000 Chester County Solid Waste Revenue,
             Series B (CNTY GTD).................   6.650    1/1/98      25,000
     95,000 Dauphin County General Authority.....   5.650    1/1/99      96,077
     70,000 Edgewood Pennsylvania School
             District, Escrowed to Maturity......   5.900    8/1/99      70,051
     60,000 Elizabeth Boro Pennsylvania
             (Insured - FSA).....................   4.000    1/1/98      60,000
     85,000 Erie Pennsylvania Higher Education
             Building Authority..................   4.300   3/15/98      85,067
    240,000 Greene County Pennsylvania Industrial
             Development Authority, Pollution
             Control Revenue.....................   6.300    2/1/02     240,331
     50,000 Harrisburg Pennsylvania Water
             Authority, Escrowed to Maturity
             (Insured - FGIC)....................   6.300   7/15/98      50,682
    145,000 Harrisburg Pennsylvania, Escrowed to
             Maturity............................   7.125    4/1/99     150,256
    100,000 Hatboro Horsham Pennsylvania School
             District............................   6.200    9/1/98     101,598
    105,000 Mars Pennsylvania Area School
             District (Insured - MBIA)...........   0.000    9/1/98     102,457
     30,000 Pennsylvania Higher Education,
             Medical College, Prerefunded 3/1/99
             @ 102...............................   8.100    3/1/00      31,350
    435,000 Pennsylvania State Education
             Authority, University of the Arts
             (Insured - Asset GTY)...............   4.000   3/15/98     435,265
  1,000,000 Pennsylvania State Financing
             Authority (Inv Ag - Sun America)....   6.600   11/1/09   1,097,499
    320,000 Philadelphia Hospital & Higher
             Education Authority, Moss
             Rehabilitation Hospital Revenue
             (Insured - AMBAC)...................   6.900    7/1/00     340,400
  1,280,000 Philadelphia Hospital & Higher
             Education Revenue...................   5.050    7/1/98   1,285,951
    350,000 Philadelphia Muni Authority,
             Prerefunded 4/1/00 @ 100 (Insured -
              FGIC)..............................   7.800    4/1/18     378,000
     25,000 Radnor Township School Authority,
             Escrowed to Maturity................   5.850  10/15/01      25,719

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
LIMITED DURATION MUNICIPAL BOND PORTFOLIO
Portfolio of Investments (continued) -- December 31, 1997
(Unaudited)

 PRINCIPAL                SECURITY                         MATURITY    VALUE
   AMOUNT                DESCRIPTION                RATE     DATE    (NOTE 2)
 ----------              -----------                ----   --------  --------
            MUNICIPAL OBLIGATIONS (CONTINUED)
            PENNSYLVANIA (CONTINUED)
 $  555,000 Scranton Lackawanna Health & Welfare
             Authority..........................    4.750%   7/1/98 $   555,938
    110,000 Scranton Pennsylvania (Insured -
              Asset GTY)........................    4.200  11/15/99     110,275
    100,000 Susquehanna Township Pennsylvania...    5.000  10/15/98     100,886
    305,000 William Penn School District,
             Escrowed to Maturity...............    8.000    8/1/00     333,594
    130,000 Windber Area Authority Hospital
             Revenue, Windber Hospital Project,
             Escrowed to Maturity (Insured -
              FHA)..............................    4.750    2/1/00     131,788
                                                                    -----------
                                                                      6,769,281
                                                                    -----------
            PUERTO RICO -- 0.10%
     50,000 Puerto Rico Commonwealth Aquaduct &
             Sewer Authority Revenue, Escrowed
             to Maturity........................    7.875    7/1/99      51,500
                                                                    -----------
            SOUTH DAKOTA -- 0.51%
    250,000 South Dakota Student Loan Assistance
             Corp., Escrowed to Maturity........    7.000    8/1/98     254,525
                                                                    -----------
            TENNESSEE -- 4.40%
    350,000 Fayetteville & Lincoln Tennessee
             Industrial Development Board
             Revenue, AMT
             (LOC - Corestates Bank)............    4.750    6/1/99     352,188
    400,000 Fayetteville & Lincoln Tennessee
             Industrial Development Board, AMT
             (LOC - Corestates Bank)............    5.000    6/1/01     406,000
    400,000 Hendersonville Industrial
             Development, Multi-Family Housing
             Revenue, Mandatory Put 2/1/98 @
             100................................    5.375    2/1/06     400,408
    190,000 Metro Government Nashville &
             Davidson County Industrial
             Development Board Revenue
             (Insured - FHA 221 (D) 4)..........    6.250    7/1/02     199,263
    365,000 Metro Government Nashville &
             Davidson County Industrial
             Development Board Revenue
             (Insured - FHA 221 (D) 4)..........    6.250    7/1/02     381,881
    450,000 Shelby County Tennessee Health and
             Housing (Insured - Asset GTY)......    6.000   10/1/02     474,187
                                                                    -----------
                                                                      2,213,927
                                                                    -----------
            TEXAS -- 1.20%
    155,000 Austin, Texas Water, Sewer and
             Electric...........................   14.000  11/15/01     189,100
    170,000 Bexar County, Texas Health Facility
             (LOC - Banque Paribas).............    7.500   12/1/98     175,398
    240,000 San Antonio Texas Electric & Gas
             (Insured - FGIC)...................    5.250    2/1/00     240,220
                                                                    -----------
                                                                        604,718
                                                                    -----------
            VERMONT -- 0.21%
    100,000 University of Vermnon & State
             Agriculture College................    7.700   11/1/02     105,680
                                                                    -----------
            VIRGINIA -- 1.63%
    540,000 King George County Industrial
             Development Authority, King County
             Elementary School..................    4.875    8/1/98     540,253
    275,000 Virginia State Water & Sewer
             Revenue, Series B (FNMA GIC).......    8.700   11/1/11     279,505
                                                                    -----------
                                                                        819,758
                                                                    -----------
            WASHINGTON -- 5.90%
  2,750,000 Washington State Health Care
             Facilities Authority Revenue (LOC -
              AIB Group)........................    7.875   12/1/09   2,970,000
                                                                    -----------
            WEST VIRGINIA -- 3.14%
    725,000 Releigh County West Virginia........    8.250    4/1/98     729,756
    845,000 West Virginia Board of Regents,
             University of Virginia.............    6.600    4/1/06     850,602
                                                                    -----------
                                                                      1,580,358
                                                                    -----------
            WISCONSIN -- 0.84%
     70,000 Madison Wisconsin Hospital Revenue,
             Escrowed to Maturity...............    7.000    6/1/00      74,463
     50,000 Racine Wisconsin Promissory Notes,
             Series A...........................    4.600   12/1/98      50,337
     90,000 Wisconsin Health Facility Authority
             (LOC - First Bank).................    4.200    2/1/98      90,005

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
LIMITED DURATION MUNICIPAL BOND PORTFOLIO
Portfolio of Investments (continued) -- December 31, 1997
(Unaudited)

 PRINCIPAL
  AMOUNT/                  SECURITY                        MATURITY    VALUE
   SHARES                DESCRIPTION                RATE     DATE    (NOTE 2)
 ----------              -----------                ----   --------  --------
            MUNICIPAL OBLIGATIONS (CONTINUED)
            WISCONSIN (CONTINUED)
 $   90,000 Wisconsin Housing & Economic
             Development Authority, AMT
             (Insured - FHA Ins).................   7.300%  9/1/99  $    92,700
    115,000 Wisconsin Housing & Economic
             Development Authority, Series B, AMT
             ((GEMIC) Pool Ins)..................   6.625   9/1/20      117,443
                                                                    -----------
                                                                        424,948
                                                                    -----------
            TOTAL MUNICIPAL BONDS (COST
             $48,136,664)........................                    48,686,965
                                                                    -----------
            MONEY MARKET MUTUAL FUNDS -- 2.18%
  1,100,155 Provident Municipal Money Market.....                     1,100,155
                                                                    -----------
            TOTAL MONEY MARKET MUTUAL FUNDS (COST
             $1,100,155).........................                     1,100,155
                                                                    -----------
            TOTAL INVESTMENTS (COST $49,236,819)
             (A) -- 98.84%.......................                    49,787,120
            OTHER ASSETS IN EXCESS OF
             LIABILITIES -- 1.16%................                       583,611
                                                                    -----------
            TOTAL NET ASSETS -- 100.00%..........                   $50,370,731
                                                                    ===========

--------
* Variable rate security. Rate represents rate in effect at December 31, 1997. Maturity date reflects next rate change date.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

  Unrealized appreciation............................................. $601,559
  Unrealized depreciation.............................................  (51,258)
                                                                       --------
  Net unrealized appreciation......................................... $550,301
                                                                       ========

AMT--Alternative Minimum Tax
LOC--Letter of Credit
AMBAC--AMBAC Indemnity Corporation
FGIC--Financial Guaranty Insurance Company
FHA--Insured by Federal Housing Authority
FNMA--Insured by Federal National Mortgage Association
FSA--Financial Security Assurance, Inc.
GEMIC--General Electric Mortgage Insurance Co.
GNMA--Insured by Government National Mortgage Association
MBIA--Municipal Bond Insurance Association

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Assets and Liabilities
December 31, 1997
(Unaudited)

                                                         SMALL
                                                     CAPITALIZATION INTERNATIONAL  LIMITED DURATION
                         VALUE EQUITY GROWTH EQUITY      EQUITY        EQUITY       MUNICIPAL BOND
                          PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
                         ------------ -------------  -------------- -------------  ----------------
ASSETS:
 Investments, at value
  (Total cost
  $119,767,710;
  $155,256,139;
  $108,180,490;
  $152,532,900; and
  $49,236,819
  respectively)......... $138,685,801 $180,435,095    $125,922,382  $156,596,551     $49,787,120
 Repurchase agreements,
  at cost...............           --      397,000      10,019,015            --              --
                         ------------ ------------    ------------  ------------     -----------
 Total Investments, at
  value.................  138,685,801  180,832,095     135,941,397   156,596 551      49,787,120
 Cash...................      131,743        4,327              --       521,787              --
 Foreign currency (cost
  $0, $0, $0, $792,619,
  $0)...................           --           --              --       782,120              --
 Net unrealized
  appreciation on
  foreign currency
  exchange contracts....           --           --              --       614,376              --
 Interest and dividends
  receivable............      185,000      123,829          96,535       218,008         777,808
 Receivable for capital
  shares sold...........    1,456,271           --              --            --              --
 Receivable from brokers
  for investments sold..           --       54,660         969,544       238,547              --
 Foreign tax reclaim
  receivable............           --           --              --       186,362              --
 Deferred organizational
  expense...............       16,427       16,741          16,646        16,309          17,217
 Prepaid expenses and
  other assets..........        7,546       11,295          10,422         8,916           2,382
                         ------------ ------------    ------------  ------------     -----------
   Total Assets.........  140,482,788  181,042,947     137,034,544   159,182,976      50,584,527
                         ------------ ------------    ------------  ------------     -----------
LIABILITIES:
 Cash Overdraft.........           --           --         620,889            --              --
 Dividends payable......           --           --              --            --         191,055
 Payable for investments
  purchased.............      249,688      700,563       1,489,673     2,718,591              --
 Accrued expenses and
  other payables:
  Investment advisory
   fees.................       35,192       45,110          50,656        52,802           8,218
  Service fees..........       11,731       15,037          11,257        13,200           3,287
  Legal and audit fees..        9,140       10,881          10,811        10,196           6,404
  Other.................       88,517       39,495              --       114,018           4,832
                         ------------ ------------    ------------  ------------     -----------
   Total Liabilities....      394,268      811,086       2,183,286     2,908,807         213,796
                         ------------ ------------    ------------  ------------     -----------
                          140,088,520  180,231,861     134,851,258   156,274,169      50,370,731
                         ============ ============    ============  ============     ===========
COMPOSITION OF NET
ASSETS:
 Capital Stock..........       10,098       14,188          10,297        13,769           4,972
 Additional paid-in
  capital...............  116,685,483  153,191,011     113,670,076   151,783,222      50,023,479
 Undistributed net
  investment income.....       26,504       (4,218)        189,351    (3,787,966)             --
 Accumulated
  undistributed net
  realized gains/
  (losses) from
  investment
  transactions and
  foreign currency
  translation...........    4,448,344    1,851,924       3,239,642     3,570,558        (208,021)
 Net unrealized
  appreciation from
  investments
  and foreign currency
  translation...........   18,918,091   25,178,956      17,741,892     4,694,586         550,301
                         ------------ ------------    ------------  ------------     -----------
NET ASSETS.............. $140,088,520 $180,231,861    $134,851,258  $156,274,169     $50,370,731
                         ============ ============    ============  ============     ===========
SHARES OF BENEFICIAL
INTEREST:
 Shares of beneficial
  interest outstanding..   10,097,676   14,187,741      10,297,287    13,763,690       4,971,677
                         ============ ============    ============  ============     ===========
 Net asset value--
  offering and
  redemption
  price per share.......       $13.87       $12.70          $13.10        $11.35          $10.13
                         ============ ============    ============  ============     ===========

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Operations
For the Six Months Ended December 31, 1997
(Unaudited)

                                                         SMALL
                                                     CAPITALIZATION INTERNATIONAL  LIMITED DURATION
                         VALUE EQUITY  GROWTH EQUITY     EQUITY        EQUITY       MUNICIPAL BOND
                          PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO
                         ------------  ------------- -------------- -------------  ----------------
INVESTMENT INCOME:
 Interest income........ $   121,538    $    91,131   $   205,667   $    286,879      $1,148,412
 Dividend income (net of
  foreign withholding
  tax of $0, $0, $0,
  $177,359, and $0,
  respectively).........   1,287,165        685,222       514,982      1,211,959              --
                         -----------    -----------   -----------   ------------      ----------
   Total Income.........   1,408,703        776,353       720,649      1,498,838       1,148,412
                         -----------    -----------   -----------   ------------      ----------
EXPENSES:
 Investment advisory
  fees (Note 3).........     199,992        270,823       299,500        308,299          44,668
 Consulting fees
  (Note 3)..............      33,322         45,138        33,278         38,538          11,167
 Service fees (Note 3)..      66,663         90,274        66,555         77,074          19,989
 Custodian and
  accounting fees
  (Note 3)..............      25,534         13,335        15,085         75,643          19,778
 Legal and audit fees...       5,314         11,484         5,990         11,321           4,498
 Deferred organization
  expenses..............       3,112          3,112         3,112          3,112           3,112
 Registration and filing
  fees..................       8,990          7,721         5,550          9,220           6,230
 Trustees' fees and
  expenses..............       2,106          2,724         2,149          2,475             863
 Transfer agent fees
  (Note 3)..............       3,500          1,775         3,859          6,550           1,358
 Other expenses.........       6,277          8,528        13,538          9,278           2,811
                         -----------    -----------   -----------   ------------      ----------
 Total Expenses before
  waivers and expenses
  paid indirectly.......     354,820        454,914       448,616        541,510         114,474
   Less: Expenses waived
    by administrator....          --             --            --             --         (10,612)
   Less: Expenses paid
    indirectly..........      (7,266)        (6,024)       (1,564)        (1,215)         (5,110)
                         -----------    -----------   -----------   ------------      ----------
   Total Expenses.......     347,554        448,890       447,052        540,295          98,752
                         -----------    -----------   -----------   ------------      ----------
 Net Investment Income..   1,061,149        327,463       273,597        958,543       1,049,660
                         -----------    -----------   -----------   ------------      ----------
REALIZED AND UNREALIZED
GAINS (LOSSES) ON
INVESTMENTS:
 Net realized gains
  (losses) on
  investments...........  10,715,018     28,035,231     9,072,232      1,459,848         (44,463)
 Net change in
  unrealized
  appreciation/
  depreciation of
  investments...........    (329,819)    (6,045,941)    4,496,478    (12,988,172)        460,044
                         -----------    -----------   -----------   ------------      ----------
 Net realized/unrealized
  gains (losses) on
  investments...........  10,385,199     21,989,290    13,568,710    (11,528,324)        415,581
                         -----------    -----------   -----------   ------------      ----------
 Change in net assets
 resulting from
 operations............. $11,446,348    $22,316,573   $13,842,307   $(10,569,781)     $1,465,241
                         ===========    ===========   ===========   ============      ==========

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
STATEMENTS OF CHANGES IN NET ASSETS
(Unaudited)

                                                                                   SMALL CAPITALIZATION
                          VALUE EQUITY PORTFOLIO      GROWTH EQUITY PORTFOLIO        EQUITY PORTFOLIO
                         --------------------------  --------------------------  --------------------------
                         FOR THE SIX       YEAR      FOR THE SIX       YEAR      FOR THE SIX       YEAR
                         MONTHS ENDED     ENDED      MONTHS ENDED     ENDED      MONTHS ENDED     ENDED
                         DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,
                             1997          1997          1997          1997          1997          1997
                         ------------  ------------  ------------  ------------  ------------  ------------
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
 Net investment income.. $  1,061,149  $  1,694,808  $    327,463  $    636,241  $    273,597  $    560,864
 Net realized gains
  (losses) from
  investments and
  foreign currency
  transactions..........   10,715,018    11,284,813    28,035,231     8,397,467     9,072,232     7,442,963
 Net change in
  unrealized
  appreciation from
  investments and
  foreign currency
  transactions..........     (329,819)   15,566,341    (6,045,941)   20,723,713     4,496,478     8,992,626
                         ------------  ------------  ------------  ------------  ------------  ------------
 Change in net assets
  resulting from
  operations............   11,446,348    28,545,962    22,316,753    29,757,421    13,842,307    16,996,453
                         ------------  ------------  ------------  ------------  ------------  ------------
DISTRIBUTIONS TO
SHAREHOLDERS:
 From net investment
  income................   (1,193,385)   (1,536,068)     (422,201)     (545,676)     (126,916)     (518,366)
 From net realized
  gains.................  (10,715,018)   (4,971,574)  (28,035,231)     (567,013)  (9,072,232)    (1,532,810)
 In excess of realized
  capital gains.........   (5,194,616)           --    (4,302,099)           --   (3,664,949)            --
                         ------------  ------------  ------------  ------------  ------------  ------------
 Change in net assets
  from shareholder
  distributions.........  (17,103,019)   (6,507,642)  (32,759,531)   (1,112,689)  (12,884,097)   (2,051,176)
                         ------------  ------------  ------------  ------------  ------------  ------------
CAPITAL TRANSACTIONS:
 Proceeds from shares
  issued................   24,256,574    33,669,862    18,916,419    42,079,726    18,427,481    44,305,033
 Dividends reinvested...   15,479,213     6,067,655    30,706,260       972,424    11,589,508     1,812,353
 Cost of shares
  redeemed..............  (11,082,277)  (16,186,788)  (19,909,280)  (21,272,202)   (9,603,469)   (9,085,673)
                         ------------  ------------  ------------  ------------  ------------  ------------
 Change in net assets
  from capital
  transactions..........   28,653,510    23,550,729    29,713,399    21,779,948    20,413,520    37,031,713
                         ------------  ------------  ------------  ------------  ------------  ------------
 Change in net assets...   22,996,839    45,589,049    19,270,621    50,424,680    21,371,730    51,976,990
NET ASSETS:
 Beginning of period....  117,091,681    71,502,632   160,961,240   110,536,560   113,479,528    61,502,538
                         ------------  ------------  ------------  ------------  ------------  ------------
 End of period.......... $140,088,520  $117,091,681  $180,231,861  $160,961,240  $134,851,258  $113,479,528
                         ============  ============  ============  ============  ============  ============

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
STATEMENTS OF CHANGES IN NET ASSETS
(Unaudited)

                               INTERNATIONAL             LIMITED DURATION
                             EQUITY PORTFOLIO        MUNICIPAL BOND PORTFOLIO
                         --------------------------  --------------------------
                         FOR THE SIX       YEAR      FOR THE SIX       YEAR
                         MONTHS ENDED     ENDED      MONTHS ENDED     ENDED
                         DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,
                             1997          1997          1997          1997
                         ------------  ------------  ------------  ------------
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
 Net investment income.. $    958,543  $  2,087,933  $  1,049,660  $  1,577,857
 Net realized gains
  (losses) from
  investments and
  foreign currency
  transactions..........    1,459,848     7,069,870      (44,463)     (114,094)
 Net change in
  unrealized
  appreciation
  (depreciation) from
  investments and
  foreign currency
  transactions..........  (12,988,172)   12,845,826       460,044       176,715
                         ------------  ------------  ------------  ------------
 Change in net assets
  resulting from
  operations............  (10,569,781)   22,003,629     1,465,241     1,640,478
                         ------------  ------------  ------------  ------------
DISTRIBUTIONS TO
SHAREHOLDERS:
 From net investment
  income................   (4,275,939)   (2,087,933)   (1,049,660)   (1,577,856)
 In excess of net
  investment income.....           --      (470,570)           --            --
 From net realized
  gains.................   (1,459,848)   (2,559,827)           --            --
 In excess of realized
  capital gains.........   (2,758,083)           --            --            --
                         ------------  ------------  ------------  ------------
 Change in net assets
  from shareholder
  distributions.........   (8,493,870)   (5,118,330)   (1,049,660)   (1,577,856)
                         ------------  ------------  ------------  ------------
CAPITAL TRANSACTIONS:
 Proceeds from shares
  issued................   28,121,673    58,555,291    31,100,841    59,269,604
 Dividends reinvested...    7,647,820     4,492,529       853,980     1,406,537
 Cost of shares
  redeemed..............   (6,553,625)  (11,543,042)  (22,962,453)  (49,260,726)
                         ------------  ------------  ------------  ------------
 Change in net assets
  from capital
  transactions..........   29,215,868    51,504,778     8,992,368    11,415,415
                         ------------  ------------  ------------  ------------
 Change in net assets...   10,152,217    68,390,077     9,407,949    11,478,037
NET ASSETS:
 Beginning of period....  146,121,952    77,731,875    40,962,782    29,484,745
                         ------------  ------------  ------------  ------------
 End of period.......... $156,274,169  $146,121,952  $ 50,370,731  $ 40,962,782
                         ============  ============  ============  ============

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements -- December 31, 1997 (Unaudited)

  1. DESCRIPTION. The Hirtle Callaghan Trust (the "Trust") was organized in Delaware on December 15, 1994. The Trust currently offers five portfolios: The Value Equity Portfolio ("Value Portfolio") (commencement date August 25,
1995), The Growth Equity Portfolio ("Growth Portfolio") (commencement date August 8, 1995), The Small Capitalization Equity Portfolio ("Small Cap Portfolio") (commencement date September 5, 1995), The International Equity Portfolio ("International Portfolio") (commencement date August 17, 1995), and The Limited Duration Municipal Bond Portfolio ("Limited Duration Portfolio") (commencement date October 10, 1995). A registration statement relating to two new portfolios, which have not yet commenced operations, is currently pending with the Securities and Exchange Commission. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-ended management series investment company. Each Portfolio operates as a diversified fund.

  2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Portfolios:

    A. Portfolio Valuation. The net asset value per share of the Portfolios is determined once on each Business Day as of the close of the New York Stock Exchange, which is normally 4 p.m. Eastern Time. Each Portfolio's net asset value per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. In valuing the Trust's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there have been no sales on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Trust's Board of Trustees ("the Board") shall determine in good faith to reflect the security's fair value. All other assets of each portfolio are valued in such manner as the Board in good faith deems appropriate to reflect their fair value. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board. With the approval of the Board, any of the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio's securities.

    B. Securities Transactions and Investment Income. Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium and accretion of discount on investments, is accrued daily, as earned.

    C. Dividend and Capital Gain Distributions to Shareholders. The Limited Duration Portfolio declares dividends from net investment income daily and distributes them on a monthly basis. The Value, Growth, and Small Cap Portfolios declare and distribute dividends from net investment income on a quarterly basis. The International Portfolio declares and distributes dividends from net investment income on a semi-annual basis. Net realized capital gains, if any, will be distributed at least annually for each Portfolio.

    D. Federal Income Taxes. It is the policy of each of the Portfolios to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Portfolios will not be subject to Federal income taxes to the extent that they distribute all of their taxable and tax-exempt income for the fiscal year. The Portfolios also intend to meet the distribution requirements to avoid the payment of an excise tax. Accordingly, no provision for taxes is recorded.

    E. Repurchase Agreements. Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- December 31, 1997 (Unaudited)

  would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and time. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the respective Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is collateralized by an amount at least equal to the repurchase price.

    F. Organizational Expenses. Costs incurred in connection with the organization and initial registration of the Portfolios have been deferred and are being amortized on a straight-line basis over sixty months, beginning with each Portfolio's commencement of operations. In the event any of the initial shares of the Portfolios are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the proportion as the number of shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

    G. Determination of Net Asset Value and Calculation of Expenses. Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio.

    H. Foreign Exchange Transactions. The books and records of the Portfolios are maintained in U.S. dollars. Non-U.S. denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statements of Operations:

      (i) market value of investment securities and other assets and liabilities at the exchange rate on the valuation date,

      (ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

    I. Use of Estimates. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets, and any other parameters used in determining these estimates could cause results to differ from these amounts.

    J. Other. The Portfolios maintain cash balances with their custodian and receive a reduction of their custody fees and expenses for the amount of interest earned on such uninvested cash balances. For financial reporting purposes, for the six month period ended December 31, 1997, the amounts recorded on the Statement of Operations as reimbursement of expenses were $7,266, $6,024, $1,564, $1,215 and $5,110 for the Value, Growth, Small Cap,
  International and Limited Duration Portfolios, respectively.

  3. INVESTMENT ADVISORY, CONSULTING AND ADMINISTRATIVE CONTRACTS. The Trust has entered into investment advisory contracts (the "Portfolio Management Contracts") on behalf of each of the Portfolios with one or more Investment Managers. Each Investment Manager is responsible for providing a continuous program of investment management to, and placing all orders for, purchase and sale of securities and other instruments on behalf of the respective Portfolios they serve. Each Investment Manager is paid a fee based on average net assets, calculated and accrued daily and paid monthly at annual rates of 0.30% for the Value and Growth Portfolios, 0.45% for the Small Cap Portfolio, 0.40% for the International Portfolio, and 0.20% for the Municipal Bond Portfolio. For the six month period ended December 31, 1997, the Investment Managers earned fees of $199,992, $270,823,

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- December 31, 1997 (Unaudited)

$299,500, $308,299, and $44,668, for the Value, Growth, Small Cap,
International and Limited Duration Portfolios, respectively. As of February 2, 1998, the fee payable by the Value Portfolio to one of its Investment Managers increased to 0.35%. Such increase was first approved by the Board of Trustees at a meeting held on November 21, 1997 and by the shareholders of the Value Portfolio on January 12, 1998.

  The Investment Managers are as follows:

    Value Portfolio -- Hotchkis & Wiley; Institutional Capital Corporation.

    Growth Portfolio -- Jennison Associates LLP; Goldman Sachs Asset
       Management.

    Small Cap Portfolio -- Clover Capital Management, Inc.; Frontier
       Capital Management Company.

    International Portfolio -- Brinson Partners, Inc.

    Limited Duration Portfolio -- Morgan Grenfell Capital Management
       Incorporated.

  Pursuant to a consulting agreement between the Trust and Hirtle Callaghan & Company, Inc. ("HCCI") (the "HCCI Consulting Agreement"), HCCI is paid a fee calculated and accrued daily and paid monthly at annual rates of 0.05% of average net assets per Portfolio. HCCI makes its officers available to serve as officers and/or Trustees of the Trust, provides office space sufficient for the Trust's principal office, and monitors the performance of various investment management organizations, including the Investment Managers. HCCI does not have investment discretion with respect to Trust assets but is an investment adviser to the Trust for purposes of the 1940 Act. For the six month period ended December 31, 1997, HCCI earned fees of $33,322, $45,138, $33,278, $38,538, and $11,167, for the Value, Growth, Small Cap, International and Limited Duration Portfolios, respectively.

  BISYS Fund Services ("BISYS") is responsible for providing the Portfolios with administrative, fund accounting, dividend and capital gains distribution disbursing and transfer agency services. Effective October 1, 1997, the Administration Agreement, Transfer Agency Agreement and Fund Accounting Agreement were amended to provide that BISYS would receive as compensation for all administration, transfer agency and fund accounting services an all inclusive fee ("Omnibus Fee") of 0.10% of the Portfolio's average daily net assets attributable to the Value, Growth, Small Cap and International Portfolios and 0.08% of the Portfolio's average daily net assets attributable to the Limited Duration Municipal Bond Portfolio as well as any additional fixed income portfolios created in the future plus any out-of-pocket costs. The Omnibus Fee is accrued daily and payable on a monthly basis.

  For the period July 1, 1997 through September 30, 1997, Administration services were provided to the Trust by BISYS under the terms of an Administration Agreement ("Administration Agreement") between BISYS and the Trust. Pursuant to the Administration Agreement, BISYS received from the Trust an annual fee, accrued daily and payable monthly, of 0.10% of the average daily net assets of the Trust. During the period July 1, 1997 through September 30, 1997, the Limited Duration Portfolio waived all its fees in the amount of $10,612. Transfer agency services and dividend and capital gain disbursing agent services, were provided to the Trust pursuant to a Transfer Agency Agreement between the Trust and BISYS ("Transfer Agency Agreement"). Pursuant to the Transfer Agency Agreement, BISYS received a fee of $15.00 per account per year, plus certain out-of-pocket expenses. Portfolio accounting services were provided to the Trust pursuant to a Fund Accounting Agreement between the Trust and BISYS ("Fund Accounting Agreement"). Pursuant to the Fund Accounting Agreement, BISYS received a fee of $150,000 per year, plus certain out-of-pocket expenses covering the services provided to all five portfolios.

  During the six month period ended December 31, 1997, the respective Portfolios paid to BISYS, in the aggregate, service fees under applicable agreements in the amount of $66,663 for the Value Portfolio; $90,274 for the Growth Portfolio; $66,555 for the Small Cap Portfolio; $77,074 for the International Portfolio; and $19,989 for the Limited Duration Portfolio.

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- December 31, 1997 (Unaudited)

  4. PURCHASE AND SALE TRANSACTIONS. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the six month period ended December 31, 1997, were as follows:

                                    PURCHASES      SALES
                                   ------------ ------------
           Value.................. $ 68,747,577 $ 55,965,188
           Growth.................  111,786,196  114,808,167
           Small Cap..............   47,218,016   39,510,688
           International..........   45,948,745   25,842,794
           Limited Duration.......   19,049,678    5,583,905

  5. CAPITAL SHARE TRANSACTIONS. The Trust is authorized to issue unlimited shares of capital stock with a par value of $0.001 each. Transactions in shares of the Portfolios for the six month period ended December 31, 1997, were as follows:

                                                                             LIMITED
                            VALUE       GROWTH    SMALL CAP   INTERNATIONAL  DURATION
                          ----------  ----------  ----------  ------------- ----------
Beginning balance.......   8,125,355  11,771,630   8,760,246   11,375,857    4,081,395
                          ----------  ----------  ----------   ----------   ----------
Shares sold.............   1,574,862   1,259,838   1,291,376    2,242,068    3,083,614
Shares issued in
reinvestment of
dividends and
distributions...........   1,117,038   2,465,729     909,261      671,310       84,702
Shares redeemed.........    (719,579) (1,309,456)   (663,596)    (520,545)  (2,278,034)
                          ----------  ----------  ----------   ----------   ----------
Net increase in shares..   1,972,321   2,416,111   1,537,041    2,392,833      890,282
                          ----------  ----------  ----------   ----------   ----------
Ending balance..........  10,097,676  14,187,741  10,297,287   13,768,690    4,971,677
                          ==========  ==========  ==========   ==========   ==========

  Transactions in shares of the Portfolios for the year ended June 30, 1997, were as follows:

                                                                            LIMITED
                            VALUE       GROWTH    SMALL CAP  INTERNATIONAL  DURATION
                          ----------  ----------  ---------  ------------- ----------
Beginning balance.......   6,228,426   9,930,197  5,557,917    6,906,122    2,947,568
                          ----------  ----------  ---------   ----------   ----------
Shares sold.............   2,653,857   3,481,209  3,801,423    5,060,425    5,907,089
Shares issued in
reinvestment of
dividends and
distributions...........     491,934      78,400    151,374      382,178      140,290
Shares redeemed.........  (1,248,862) (1,718,176)  (750,468)    (972,868)  (4,913,552)
                          ----------  ----------  ---------   ----------   ----------
Net increase in shares..   1,896,929   1,841,433  3,202,329    4,469,735    1,133,827
                          ----------  ----------  ---------   ----------   ----------
Ending balance..........   8,125,355  11,771,630  8,760,246   11,375,857    4,081,395
                          ==========  ==========  =========   ==========   ==========

  6. DERIVATIVE INSTRUMENTS. The International Portfolio may invest in various financial instruments including positions in forward currency contracts, currency swaps and purchased foreign currency options. The Portfolio enters into such contracts for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings.

  A forward foreign exchange contract is a commitment to sell or buy a foreign currency at a future date at a negotiated exchange rate. The Portfolio bears the market risk which arises from possible changes in foreign exchange values. Risks may arise from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Forward foreign exchange contracts may involve market or credit risk in excess of the amounts reflected on the Portfolio's statement of assets and liabilities.

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- December 31, 1997 (Unaudited)

  The gain or loss from the difference between the cost of original contracts and the amount realized upon closing of such contracts is included in net realized gain on foreign currency transactions. Fluctuations in the value of forward contracts held at December 31, 1997, are recorded for financial reporting purposes as unrealized gains and losses by the Portfolio.

  7. CAPITAL LOSS CARRYOVERS. As of June 30, 1997, the Limited Duration Portfolio has capital loss carryforwards available to offset future capital gains, if any, of $48,759 expiring in 2004 and $42,671 expiring in 2005.

THE HIRTLE CALLAGHAN TRUST
Financial Highlights
For a share outstanding throughout each period
(Unaudited)

                               VALUE EQUITY PORTFOLIO                  GROWTH EQUITY PORTFOLIO
                           ------------------------------------     ------------------------------------
                            SIX MONTHS      YEAR        PERIOD       SIX MONTHS      YEAR        PERIOD
                              ENDED        ENDED        ENDED          ENDED        ENDED        ENDED
                           DECEMBER 31,   JUNE 30,     JUNE 30,     DECEMBER 31,   JUNE 30,     JUNE 30,
                               1997         1997       1996(A)          1997         1997       1996(B)
                           ------------   --------     --------     ------------   --------     --------
Net Asset Value,
 Beginning of Period.....    $  14.41     $  11.48     $ 10.00        $  13.67     $  11.13     $  10.00
                             --------     --------     -------        --------     --------     --------
Investment Activities
 Net investment income...        0.11         0.23        0.22            0.03         0.06         0.04
 Net realized and
  unrealized gain on
  investments
  and foreign currency
  transactions...........        1.26         3.65        1.51            1.80         2.58         1.13
                             --------     --------     -------        --------     --------     --------
 Total from Investment
  Activities.............        1.37         3.88        1.73            1.83         2.64         1.17
                             --------     --------     -------        --------     --------     --------
Distributions
 From net investment
  income.................       (0.13)       (0.21)      (0.22)          (0.03)       (0.05)       (0.04)
 From net realized
  gains..................       (1.20)       (0.74)      (0.03)          (2.40)       (0.05)          --
 In excess of realized
  capital gains..........       (0.58)          --          --           (0.37)          --           --
                             --------     --------     -------        --------     --------     --------
 Total Distributions.....       (1.91)       (0.95)      (0.25)          (2.80)       (0.10)       (0.04)
                             --------     --------     -------        --------     --------     --------
Net Asset Value, End of
 Period..................    $  13.87     $  14.41     $ 11.48        $  12.70     $  13.67     $  11.13
                             ========     ========     =======        ========     ========     ========
Total Return.............        9.60%(d)    35.28%(d)   17.28%(d)       13.86%(d)    23.83%(d)    11.69%(d)
Ratios/Supplementary
Data:
 Net Assets at end of
  period (000)...........    $140,089     $117,092     $71,503        $180,232     $160,961     $110,537
 Ratio of expenses to
  average net assets.....        0.52%(c)     0.63%       0.63%(c)        0.50%(c)     0.55%        0.63%(c)
 Ratio of net investment
  income to average net
  assets.................        1.59%(c)     1.89%       2.55%(c)        0.36%(c)     0.49%        0.46%(c)
 Ratio of expenses to
  average net assets*....        0.53%(c)     0.65%       0.68%(c)        0.50%(c)     0.55%        0.68%(c)
 Portfolio Turnover
  Rate...................       44.23%(d)    97.39%      92.00%(d)       64.44%(d)    80.47%       80.00%(d)
 Average commission rate
  paid (e)...............    $ 0.0345     $ 0.0386     $    --        $ 0.0647     $ 0.0592     $     --

--------
* During the period, certain fees were voluntarily reduced. In addition, certain fees were voluntarily reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period August 25, 1995 (commencement of operations) through June 30, 1996.
(b) For the period August 8, 1995 (commencement of operations) through June 30, 1996.
(c) Annualized.
(d) Not annualized
(e) Represents the total dollar amount of commissions paid on portfolio transactions divided by the total number of shares purchased and sold by the Portfolio for which commissions were charged. Disclosure is not required for prior periods.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Financial Highlights
For a share outstanding throughout each period
(Unaudited)

                                             SMALL CAPITALIZATION
                                               EQUITY PORTFOLIO
                                        ------------------------------------
                                         SIX MONTHS      YEAR        PERIOD
                                           ENDED        ENDED        ENDED
                                        DECEMBER 31,   JUNE 30,     JUNE 30,
                                            1997         1997       1996(A)
                                        ------------   --------     --------
Net Asset Value, Beginning of Period..    $  12.95     $  11.07     $ 10.00
                                          --------     --------     -------
Investment Activities
 Net investment income................        0.02         0.07        0.10
 Net realized and unrealized gain on
  investments and foreign currency
  transactions........................        1.50         2.11        1.07
                                          --------     --------     -------
 Total from Investment Activities.....        1.52         2.18        1.17
                                          --------     --------     -------
Distributions
 From net investment income...........       (0.01)       (0.07)      (0.10)
 From net realized gains..............       (0.97)       (0.23)         --
 In excess of realized capital gains..       (0.39)          --          --
                                          --------     --------     -------
 Total Distributions..................       (1.37)       (0.30)      (0.10)
                                          --------     --------     -------
Net Asset Value, End of Period........    $  13.10     $  12.95     $ 11.07
                                          ========     ========     =======
Total Return..........................       12.05%(c)    19.88%(c)   11.82%(c)
Ratios/Supplementary Data:
 Net Assets at end of period (000)....    $134,851     $113,480     $61,503
 Ratio of expenses to average net
  assets..............................        0.67%(b)     0.78%       0.78%(b)
 Ratio of net investment income to
  average net assets..................        0.41%(b)     0.68%       1.33%(b)
 Ratio of expenses to average net
  assets*.............................        0.67%(b)     0.78%       0.90%(b)
 Portfolio Turnover Rate..............       32.27%(c)    54.16%      38.00%(c)
 Average commission rate paid (d).....    $0.0521      $ 0.0528     $    --

--------
* During the period, certain fees were voluntarily reduced. In addition, certain fees were voluntarily reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period September 5, 1995 (commencement of operations) through June 30, 1996.
(b) Annualized.
(c) Not annualized
(d) Represents the total dollar amount of commissions paid on portfolio transactions divided by the total number of shares purchased and sold by the Portfolio for which commissions were charged. Disclosure is not required for prior periods.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Financial Highlights
For a share outstanding throughout each period
(Unaudited)

                                                                   LIMITED DURATION MUNICIPAL
                          INTERNATIONAL EQUITY PORTFOLIO                 BOND PORTFOLIO
                          ----------------------------------     ---------------------------------
                           SIX MONTHS       YEAR     PERIOD       SIX MONTHS      YEAR     PERIOD
                             ENDED         ENDED     ENDED          ENDED        ENDED     ENDED
                          DECEMBER 31,    JUNE 30,  JUNE 30,     DECEMBER 31,   JUNE 30,  JUNE 30,
                              1997          1997    1996(A)          1997         1997    1996(B)
                          ------------    --------  --------     ------------   --------  --------
Net Asset Value,
Beginning of Period.....    $  12.84      $  11.26  $ 10.00        $ 10.04      $ 10.00   $ 10.00
                            --------      --------  -------        -------      -------   -------
Investment Activities
 Net investment income..        0.02          0.22     0.16           0.24         0.48      0.35
 Net realized and
  unrealized gain on
  investments
  and foreign currency
  transactions..........       (0.87)         1.92     1.35           0.09         0.04      0.01
                            --------      --------  -------        -------      -------   -------
 Total from Investment
 Activities.............       (0.85)         2.14     1.51           0.33         0.52      0.36
                            --------      --------  -------        -------      -------   -------
Distributions
 From net investment
 income.................       (0.32)        (0.22)   (0.24)         (0.24)       (0.48)    (0.36)
 In excess of net
 investment income......          --         (0.04)      --             --           --        --
 From realized gains....       (0.11)        (0.30)   (0.01)            --           --        --
 In excess of realized
 capital gains..........       (0.21)           --       --             --           --        --
                            --------      --------  -------        -------      -------   -------
 Total Distributions....       (0.64)        (0.56)   (0.25)         (0.24)       (0.48)    (0.36)
                            --------      --------  -------        -------      -------   -------
Net Asset Value, End of
Period..................    $  11.35      $  12.84  $ 11.26        $ 10.13      $ 10.04   $ 10.00
                            ========      ========  =======        =======      =======   =======
Total Return............       (6.56%)(e)    19.61%   15.15%(e)       3.31%(e)     5.34%     3.60%(e)
Ratios/Supplementary
Data:
 Net Assets at end of
 period (000)...........    $156,274      $146,122  $77,732        $50,371      $40,963   $29,485
 Ratio of expenses to
 average net assets.....        0.70%(c)      0.78%    0.81%(c)       0.44%(c)     0.52%     0.53%(c)
 Ratio of net investment
  income to average net
  assets................        1.24%(c)      1.97%    1.75%(c)       4.70%(c)     4.78%     4.78%(c)
 Ratio of expenses to
 average net assets*....        0.70%(c)      0.78%    0.92%(c)       0.51%(c)     0.68%     0.81%(c)
 Portfolio Turnover
 Rate...................       18.11%(e)     29.85%   15.00%(e)      14.60%(e)    44.57%   116.00%(e)
 Average commission rate
 paid (d)...............    $ 0.0269      $ 0.0254  $    --        $    --      $    --   $    --

--------
* During the period, certain fees were voluntarily reduced. In addition, certain fees were voluntarily reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period August 17, 1995 (commencement of operations) through June 30, 1996.
(b) For the period October 10, 1995 (commencement of operations) through June 30, 1996.
(c) Annualized.
(d) Represents the total dollar amount of commissions paid on portfolio transactions divided by the total number of shares purchased and sold by the Portfolio for which commissions were charged. Disclosure is not required for prior periods.
(e) Not annualized.

See accompanying notes to financial statements.

                           THE HIRTLE CALLAGHAN TRUST

TRUSTEES

DONALD E. CALLAGHAN*

JONATHAN J. HIRTLE*

ROSS H. GOODMAN

JARRETT B. KLING

DAVID M. SPUNGEN*

RICHARD W. WORTHAM

* "Interested Person" as that term is defined in the Investment Company Act of 1940.

--------------------------------------------------------------------------------

SPONSOR                              COUNSEL
-------                              -------
Hirtle Callaghan & Company, Inc.     Drinker Biddle & Reath L.L.P.
575 East Swedesford Road             Philadelphia National Bank Building
Wayne, Pennsylvania 19087            1345 Chestnut Street
                                     Philadelphia, Pennsylvania 19107


ADMINISTRATOR AND DISTRIBUTOR        INDEPENDENT ACCOUNTANTS
-----------------------------        -----------------------
BISYS Fund Services                  Coopers & Lybrand L.L.P.
3435 Stelzer Road                    2400 Eleven Penn Center
Columbus, Ohio 43219                 Philadelphia, Pennsylvania 19103

CUSTODIAN
---------
Bankers Trust Company
14 Wall Street
New York, New York 10005

This report is for the information of the shareholders of The Hirtle Callaghan Trust. Its use in connection with any offering of the Trust's shares is authorized only in case of a concurrent or prior delivery of the Trust's current prospectus.